UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2025:
  John Hancock Multimanager Lifestyle Aggressive Portfolio
  John Hancock Multimanager Lifestyle Growth Portfolio
  John Hancock Multimanager Lifestyle Balanced Portfolio
  John Hancock Multimanager Lifestyle Moderate Portfolio
  John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class 1/JILAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$11	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX) returned 11.13% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	11.17%	9.89%	9.78%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-1

8/25

10/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class A/JALAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$36	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX) returned 10.83% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	5.77%	8.50%	8.89%
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge	10.79%	9.50%	9.39%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-A

8/25

10/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class C/JCLAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$85	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX) returned 10.33% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	8.98%	8.73%	8.62%
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge	9.98%	8.73%	8.62%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-C

8/25

10/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class I/JTAIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$15	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX) returned 11.10% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	11.15%	9.83%	9.72%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-I

8/25

10/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R2/JQLAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$43	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX) returned 10.76% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	10.69%	9.40%	9.28%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-R2

8/25

10/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R4/JSLAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$25	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX) returned 10.91% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	10.96%	9.66%	9.55%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-R4

8/25

10/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R5/JTLAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$12	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX) returned 11.15% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	11.26%	9.88%	9.78%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-R5
8/25
10/25
John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R6/JULAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$8	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX) returned 11.09% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also modestly contributed | The bond portfolio registered a small gain, with contributions coming from emerging-markets debt and short-term bonds.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	11.25%	9.93%	9.84%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,248,917,175
Total number of portfolio holdings	81
Total advisory fees paid (net)	$1,579,031
Portfolio turnover rate	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	92.4%
U.S. large cap	38.6%
International equity	25.6%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.1%
U.S. small cap	4.4%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	4.6%
Sector equity	3.8%
Absolute return	0.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

96A-R6
8/25
10/25
John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 1/JILGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$12	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX) returned 10.42% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	10.35%	8.61%	8.68%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-1

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 5/JHLGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$8	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX) returned 10.37% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	10.36%	8.66%	8.73%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-5

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class A/JALGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$38	0.54%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class A/JALGX) returned 10.06% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	4.99%	7.23%	7.78%
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge	9.91%	8.21%	8.28%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-A

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class C/JCLGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$87	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX) returned 9.63% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	8.20%	7.46%	7.52%
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge	9.20%	7.46%	7.52%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-C

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class I/JTGIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$17	0.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX) returned 10.29% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	10.24%	8.53%	8.61%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-I

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R2/JQLGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$43	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX) returned 10.04% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	9.88%	8.13%	8.18%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-R2
8/25
10/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R4/JSLGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$27	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX) returned 10.22% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	10.09%	8.38%	8.45%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-R4

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R5/JTLGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$13	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX) returned 10.40% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	10.32%	8.60%	8.66%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-R5

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R6/JULGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$9	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX) returned 10.42% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	10.40%	8.65%	8.72%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,532,156,174
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,193,266
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.6%
U.S. large cap	31.5%
International equity	24.9%
U.S. mid cap	9.2%
Large blend	4.9%
Emerging-market equity	4.7%
U.S. small cap	3.4%
Fixed income	14.6%
Intermediate bond	6.3%
Multi-sector bond	2.3%
Emerging-market debt	1.6%
Short-term bond	1.6%
Bank loan	1.5%
High yield bond	1.3%
Alternative and specialty	4.3%
Sector equity	3.0%
Absolute return	1.3%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

04A-R6

8/25

10/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 1/JILBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$14	0.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX) returned 9.02% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	8.74%	6.81%	7.30%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-1

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 5/JHLAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$10	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX) returned 9.04% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	8.71%	6.86%	7.35%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-5

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class A/JALBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$39	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX) returned 8.73% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	3.45%	5.46%	6.42%
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge	8.34%	6.43%	6.91%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-A

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class C/JCLBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$87	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX) returned 8.22% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	6.53%	5.68%	6.16%
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge	7.53%	5.68%	6.16%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-C

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class I/JTBIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$18	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX) returned 8.98% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	8.59%	6.74%	7.23%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-I

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R2/JQLBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$44	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX) returned 8.69% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	8.18%	6.35%	6.81%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-R2

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R4/JSLBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$26	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX) returned 8.85% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	8.46%	6.60%	7.07%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-R4

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R5/JTSBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$14	0.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX) returned 9.08% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	8.73%	6.82%	7.29%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-R5

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R6/JULBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$10	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX) returned 9.04% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps and technology stocks finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	8.71%	6.86%	7.34%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,387,963,591
Total number of portfolio holdings	91
Total advisory fees paid (net)	$5,543,195
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.3%
U.S. large cap	22.6%
International equity	18.4%
U.S. mid cap	7.0%
Large blend	5.9%
Emerging-market equity	3.2%
U.S. small cap	2.2%
Fixed income	31.6%
Intermediate bond	13.2%
Multi-sector bond	5.9%
Short-term bond	3.6%
Emerging-market debt	3.3%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	4.3%
Sector equity	2.3%
Absolute return	1.5%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

07A-R6

8/25

10/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 1/JILMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$15	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX) returned 7.78% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	7.43%	5.11%	5.80%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

97A-1

8/25

10/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 5/JHLMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$12	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX) returned 7.83% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	7.50%	5.16%	5.86%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

97A-5

8/25

10/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class A/JALMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$40	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX) returned 7.52% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	2.19%	3.77%	4.93%
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge	6.99%	4.73%	5.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

97A-A

8/25

10/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class C/JCLMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$89	1.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX) returned 7.03% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	5.21%	3.98%	4.67%
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge	6.21%	3.98%	4.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

97A-C

8/25

10/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class I/JTMIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$19	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX) returned 7.75% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	7.37%	5.05%	5.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

97A-I

8/25

10/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R2/JQLMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$46	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX) returned 7.43% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	6.93%	4.63%	5.32%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

97A-R2

8/25

10/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R4/JSLMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$29	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX) returned 7.59% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	7.13%	4.88%	5.57%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
97A-R4
8/25
10/25
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R5/JTLMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$16	0.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX) returned 7.78% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	7.34%	5.10%	5.78%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
97A-R5
8/25
10/25
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R6/JULMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$12	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX) returned 7.74% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Other specific positions | Although holdings in equities produced a gain overall, the fund's positions in U.S. small caps finished with losses. The absolute return portfolio, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, also posted a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	7.41%	5.13%	5.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,094,601,879
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,825,946
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	39.8%
U.S. large cap	15.1%
International equity	12.5%
U.S. mid cap	4.7%
Large blend	4.5%
Emerging-market equity	1.9%
U.S. small cap	1.1%
Fixed income	49.1%
Intermediate bond	23.1%
Multi-sector bond	7.0%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	4.6%
Sector equity	1.6%
Multi-asset income	1.5%
Absolute return	1.5%
U.S. Government	6.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
97A-R6
8/25
10/25
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class 1/JILCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$18	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX) returned 6.56% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	6.35%	3.38%	4.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
98A-1
8/25
10/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class A/JALRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$43	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX) returned 6.35% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	1.25%	2.08%	3.40%
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge	6.04%	3.01%	3.88%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
98A-A
8/25
10/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class C/JCLCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$90	1.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX) returned 5.90% (excluding sales charges) for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	4.31%	2.29%	3.15%
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge	5.31%	2.29%	3.15%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
98A-C
8/25
10/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class I/JTOIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$22	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX) returned 6.52% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	6.37%	3.33%	4.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

98A-I

8/25

10/25

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R2/JQLCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$47	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX) returned 6.24% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	5.89%	2.93%	3.79%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

98A-R2

8/25

10/25

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R4/JSLCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$32	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX) returned 6.45% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	6.22%	3.18%	4.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780928

98A-R4

8/25

10/25

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R5/JTLRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$17	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX) returned 6.65% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	6.43%	3.37%	4.24%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
98A-R5
8/25
10/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R6/JULCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$14	0.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX) returned 6.67% for the period ended August 31, 2025. The world financial markets produced robust total returns during the fund's abbreviated period. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate term bonds, multi-sector bonds, and short-term U.S. Treasury Inflation Protected Securities.
The equity allocation also contributed | Most segments of the equity portfolio—including large- and mid-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
U.S. small caps | Although holdings in equities produced a gain overall, the fund's position in small-cap stocks—which lagged in the spring downturn—finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	6.49%	3.42%	4.30%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,585,011,097
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,694,742
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	20.8%
International equity	7.0%
U.S. large cap	6.9%
Large blend	3.3%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	67.3%
Intermediate bond	32.9%
Multi-sector bond	8.5%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the portfolio approved a change to the portfolio’s fiscal year end from December 31 to August 31, effective July 1, 2025.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780928
98A-R6
8/25
10/25
John Hancock Multimanager Lifestyle Conservative Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $184,068 for the fiscal period ended August 31, 2025 (fiscal year end for the John Hancock Funds II changed from December 31 to August 31), $176,660 for the fiscal year ended December 31, 2024 and $169,090 for the fiscal year ended December 31, 2023. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $38,670 for the period ended August 31, 2025, $38,258 for fiscal year ended December 31, 2024 and $36,971 for the fiscal year ended ended December 31, 2023.

Amounts billed to control affiliates were $137,100, $132,464 and $127,986 for the fiscal periods ended August 31, 2025, December 31, 2024 and December 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $15,450 for the fiscal period ended August 31, 2025, $15,450 for the fiscal year ended December 31, 2024 and $15,000 for the fiscal year ended December 31, 2023. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 for the fiscal period ended August 31, 2025, $0 for the fiscal year ended December 31, 2024 and $1,847 for the fiscal year ended December 31, 2023. The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal period ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $610,191 for the fiscal period ended August 31, 2025, $699,868 for the fiscal year ended December 31, 2024 and $1,175,896 for the fiscal year ended December 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the period ended August 31, 2025 for the following funds:

  John Hancock Multimanager Lifestyle Aggressive Portfolio

  John Hancock Multimanager Lifestyle Growth Portfolio

  John Hancock Multimanager Lifestyle Balanced Portfolio

  John Hancock Multimanager Lifestyle Moderate Portfolio

  John Hancock Multimanager Lifestyle Conservative Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
August 31, 2025

John Hancock
Multimanager Lifestyle Portfolios

2	Portfolios’ investments
10	Financial statements
17	Financial highlights
27	Notes to financial statements
49	Report of independent registered public accounting firm
50	Tax information
1	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.4%
Equity - 92.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,647,154	$385,700,595
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,719,118	134,996,120
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,150,321	429,787,040
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,967,229	297,357,638
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,557,720	142,762,793
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,974,837	301,054,187
International Dynamic Growth, Class NAV, JHIT (Axiom)	14,821,905	224,996,517
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	26,588,221	312,677,485
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	7,265,158	142,397,100
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,296,384	225,453,976
Multifactor Emerging Markets ETF, JHETF (DFA)	2,200,513	65,960,377
Small Cap Core, Class NAV, JHIT (MIM US) (B)	8,397,580	141,415,245
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,756,524	198,180,119
Fixed income - 2.4%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,984,961	15,839,989
High Yield, Class NAV, JHBT (MIM US) (B)	2,580,295	7,947,308
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,801,240	54,705,694
Alternative and specialty - 4.6%
Diversified Macro, Class NAV, JHIT (Graham)	2,872,536	24,445,280
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	9,506,725	123,777,554

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,388,612,688)		$3,229,455,017
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,438	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	57,902	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,608	0
Genting Hong Kong, Ltd. (C)(D)	102,729	0
Peace Mark Holdings, Ltd. (C)(D)	33,620	0
The Reject Shop, Ltd. (D)	392	1,714
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	405,556	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,092	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,157	0
Ezion Holdings, Ltd. (C)(D)	210,318	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	2

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Ezra Holdings, Ltd. (C)(D)	81,996	$0
John Wood Group PLC (C)(D)	5,714	1,208
Lightstream Resources, Ltd. (C)(D)	14,190	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (C)	1,937	9,788
Peninsula Energy, Ltd. (C)	2,110	482
Sakari Resources, Ltd. (C)(D)(E)	215,623	57,136
Savannah Energy PLC (C)(D)	9,979	922
Swiber Holdings, Ltd. (C)(D)	23,955	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	315	0
Convoy Global Holdings, Ltd. (C)(D)	117,671	0
Good Resources Holdings, Ltd. (C)(D)	50,431	0
TT Hellenic Postbank SA (C)(D)	3,871	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	338	0
Galapagos NV (C)	328	10,324
Pihlajalinna OYJ	120	2,304
Zenith Capital Corp. (C)	990	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,124	0
Carillion PLC (C)(D)	21,342	0
CW Group Holdings, Ltd. (C)(D)	25,215	0
Gold-Finance Holdings, Ltd. (C)(D)	39,971	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,470	0
Nissin Corp.	75	4,091
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,721	0
DMX Technologies Group, Ltd. (C)(D)	6,351	0
MH Development, Ltd. (C)(D)	23,161	0
Shibaura Electronics Company, Ltd.	112	5,370
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,308	4,618
Danakali, Ltd. (C)	3,180	87
EcoGreen International Group, Ltd. (C)(D)	14,195	0
Firefinch, Ltd. (C)(D)	30,027	590
Fraser Papers Holdings, Inc. (C)(D)	897	0
Hanfeng Evergreen, Inc. (C)(D)	691	0
Midas Holdings, Ltd. (C)(D)	46,508	0
Orbite Technologies, Inc. (C)(D)	19,705	0
Strandline Resources, Ltd. (C)(D)	28,784	320
Ten Sixty Four, Ltd. (C)(D)	14,533	813
Up Energy Development Group, Ltd. (C)(D)	167,728	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,869	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,362	0
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	28,914	$0

TOTAL COMMON STOCKS (Cost $133,810)		$99,777
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$3,347,900	764,036
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	25,659,800	6,178,793
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	21,988,200	5,608,618
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	24,005,900	6,462,173

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,748,031)		$19,013,620
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	9,047	743
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	9,958	26
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	414	7
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	1,065	782

TOTAL WARRANTS (Cost $1,069)		$1,558
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,625	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	2,110	69

TOTAL RIGHTS (Cost $0)		$69
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (G)(H)	123	1,225

TOTAL SHORT-TERM INVESTMENTS (Cost $1,224)		$1,225
Total investments (Cost $2,411,496,822) - 100.0%		$3,248,571,266
Other assets and liabilities, net - 0.0%		345,909
TOTAL NET ASSETS - 100.0%		$3,248,917,175
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 78.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,214,408	$902,544,077
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	30,603,542	301,138,856
Disciplined Value, Class NAV, JHF III (Boston Partners)	38,336,848	960,721,417
Disciplined Value International, Class NAV, JHIT (Boston Partners)	42,598,073	704,998,100
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	26,072,081	274,539,008
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,892,904	522,068,517
3	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	17,752,616	$233,269,379
International Dynamic Growth, Class NAV, JHIT (Axiom)	31,780,374	482,426,079
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	59,985,313	705,427,277
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	15,652,246	306,784,020
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,479,574	480,662,875
Multifactor Emerging Markets ETF, JHETF (DFA)	4,211,013	126,225,115
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,315,956	291,600,705
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	30,860,991	414,463,109
Fixed income - 14.6%
Bond, Class NAV, JHSB (MIM US) (B)	39,586,661	539,566,194
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,363,290	138,559,054
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,486,490	125,132,460
High Yield, Class NAV, JHBT (MIM US) (B)	35,133,736	108,211,906
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,246,680	134,346,190
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	19,030,279	195,440,961
Alternative and specialty - 4.3%
Diversified Macro, Class NAV, JHIT (Graham)	12,504,325	106,411,806
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	19,893,221	259,009,733

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,491,589,005)		$8,313,546,838
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	7,240	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	121,915	0
Calida Holding AG	1	18
EganaGoldpfeil Holdings, Ltd. (C)(D)	51,814	0
Genting Hong Kong, Ltd. (C)(D)	216,301	0
Peace Mark Holdings, Ltd. (C)(D)	70,791	0
The Reject Shop, Ltd. (D)	825	3,607
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	853,924	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	4,404	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	221,414	0
Ezion Holdings, Ltd. (C)(D)	442,837	0
Ezra Holdings, Ltd. (C)(D)	172,645	0
John Wood Group PLC (C)(D)	12,031	2,543
Lightstream Resources, Ltd. (C)(D)	29,877	0
Manitok Energy, Inc. (C)(D)	66	0
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Paladin Energy, Ltd. (C)	4,079	$20,613
Peninsula Energy, Ltd. (C)	4,443	1,014
Sakari Resources, Ltd. (C)(D)(E)	489,868	129,807
Savannah Energy PLC (C)(D)	21,010	1,942
Swiber Holdings, Ltd. (C)(D)	50,438	0
VAALCO Energy, Inc.	1	4
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	661	0
Convoy Global Holdings, Ltd. (C)(D)	247,765	0
Good Resources Holdings, Ltd. (C)(D)	106,185	0
TT Hellenic Postbank SA (C)(D)	8,153	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	714	0
Galapagos NV (C)	688	21,656
Pihlajalinna OYJ	254	4,877
Zenith Capital Corp. (C)	2,086	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	478,224	0
Carillion PLC (C)(D)	44,938	0
CW Group Holdings, Ltd. (C)(D)	53,091	0
Gold-Finance Holdings, Ltd. (C)(D)	84,162	0
Hsin Chong Group Holdings, Ltd. (C)(D)	289,451	0
Nissin Corp.	157	8,564
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	49,947	0
DMX Technologies Group, Ltd. (C)(D)	13,373	0
MH Development, Ltd. (C)(D)	48,767	0
Shibaura Electronics Company, Ltd.	236	11,314
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	126,980	9,723
Danakali, Ltd. (C)	6,694	184
EcoGreen International Group, Ltd. (C)(D)	29,890	0
Firefinch, Ltd. (C)(D)	63,222	1,241
Fraser Papers Holdings, Inc. (C)(D)	1,888	0
Hanfeng Evergreen, Inc. (C)(D)	1,455	0
Midas Holdings, Ltd. (C)(D)	97,926	0
Orbite Technologies, Inc. (C)(D)	41,492	0
Strandline Resources, Ltd. (C)(D)	60,605	674
Ten Sixty Four, Ltd. (C)(D)	30,600	1,712
Up Energy Development Group, Ltd. (C)(D)	353,161	0
Victoria Gold Corp. (C)(D)	132	21
Wiluna Mining Corp., Ltd. (C)(D)	3,934	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	7,079	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	60,880	1

TOTAL COMMON STOCKS (Cost $297,023)		$219,515
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	4

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$37,091,852	$36,599,068
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	52,876,940	53,300,931
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	24,412,268	24,931,646
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	49,740,724	51,656,003
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	8,834,700	2,016,197
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	67,707,700	16,303,784
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	58,022,000	14,799,903
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	63,344,600	17,051,797

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $223,014,116)		$216,659,329
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	19,048	1,564
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	20,969	54
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	993	16
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	2,244	1,649

TOTAL WARRANTS (Cost $2,259)		$3,283
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	3,421	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	4,443	145

TOTAL RIGHTS (Cost $0)		$145
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (G)(H)	131	1,311

TOTAL SHORT-TERM INVESTMENTS (Cost $1,310)		$1,311
Total investments (Cost $6,714,903,713) - 100.0%		$8,530,430,421
Other assets and liabilities, net - 0.0%		1,725,753
TOTAL NET ASSETS - 100.0%		$8,532,156,174
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.2%
Equity - 59.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,498,905	$512,175,198
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	33,698,149	331,589,785
Disciplined Value, Class NAV, JHF III (Boston Partners)	22,015,650	551,712,192
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,968,198	$446,323,671
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	15,577,490	164,030,967
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,646,473	276,183,891
Global Equity, Class NAV, JHF II (MIM US) (B)	15,005,469	197,171,864
International Dynamic Growth, Class NAV, JHIT (Axiom)	20,596,041	312,647,910
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	34,194,284	402,124,779
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	9,994,520	195,892,598
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,051,199	316,207,415
Multifactor Emerging Markets ETF, JHETF (DFA)	2,517,020	75,447,675
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,824,387	165,442,680
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	32,247,532	433,084,358
Fixed income - 31.6%
Bond, Class NAV, JHSB (MIM US) (B)	51,346,913	699,858,430
Core Bond, Class NAV, JHF II (Allspring Investments)	25,133,659	278,229,602
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	30,263,365	241,501,652
Floating Rate Income, Class NAV, JHF II (Bain Capital)	29,183,642	221,503,844
High Yield, Class NAV, JHBT (MIM US) (B)	61,778,249	190,277,008
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	28,156,792	265,518,547
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	42,432,493	435,781,701
Alternative and specialty - 4.3%
Diversified Macro, Class NAV, JHIT (Graham)	13,067,589	111,205,185
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	13,052,988	169,949,899
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,690,546	37,385,227

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,894,616,993)		$7,031,246,078
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,449	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	58,093	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,690	0
Genting Hong Kong, Ltd. (C)(D)	103,069	0
Peace Mark Holdings, Ltd. (C)(D)	33,732	0
The Reject Shop, Ltd. (D)	393	1,718
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	406,897	0
5	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,099	$0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,505	0
Ezion Holdings, Ltd. (C)(D)	211,013	0
Ezra Holdings, Ltd. (C)(D)	82,267	0
John Wood Group PLC (C)(D)	5,733	1,212
Lightstream Resources, Ltd. (C)(D)	14,237	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (C)	1,943	9,819
Peninsula Energy, Ltd. (C)	2,117	483
Sakari Resources, Ltd. (C)(D)(E)	303,543	80,434
Savannah Energy PLC (C)(D)	10,012	925
Swiber Holdings, Ltd. (C)(D)	24,034	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	316	0
Convoy Global Holdings, Ltd. (C)(D)	118,060	0
Good Resources Holdings, Ltd. (C)(D)	50,597	0
TT Hellenic Postbank SA (C)(D)	3,884	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	339	0
Galapagos NV (C)	329	10,356
Pihlajalinna OYJ	120	2,304
Zenith Capital Corp. (C)	993	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,875	0
Carillion PLC (C)(D)	21,413	0
CW Group Holdings, Ltd. (C)(D)	25,299	0
Gold-Finance Holdings, Ltd. (C)(D)	40,103	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,924	0
Nissin Corp.	75	4,091
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,799	0
DMX Technologies Group, Ltd. (C)(D)	6,372	0
MH Development, Ltd. (C)(D)	23,237	0
Shibaura Electronics Company, Ltd.	112	5,370
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,507	4,633
Danakali, Ltd. (C)	3,190	88
EcoGreen International Group, Ltd. (C)(D)	14,242	0
Firefinch, Ltd. (C)(D)	30,126	591
Fraser Papers Holdings, Inc. (C)(D)	900	0
Hanfeng Evergreen, Inc. (C)(D)	693	0
Midas Holdings, Ltd. (C)(D)	46,662	0
Orbite Technologies, Inc. (C)(D)	19,770	0
Strandline Resources, Ltd. (C)(D)	28,879	321
Ten Sixty Four, Ltd. (C)(D)	14,581	816
Up Energy Development Group, Ltd. (C)(D)	168,283	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,875	0
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,373	$0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	29,009	0

TOTAL COMMON STOCKS (Cost $171,346)		$123,171
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$64,397,048	63,541,501
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	91,806,768	92,542,920
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	42,387,702	43,289,512
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	86,364,842	89,690,340
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	11,501,900	2,624,887
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	88,154,200	21,227,232
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	75,542,500	19,268,927
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	83,842,600	22,569,674

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $362,904,473)		$354,754,993
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	9,077	745
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	9,991	26
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	786	13
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	1,069	785

TOTAL WARRANTS (Cost $1,102)		$1,569
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,630	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	2,117	69

TOTAL RIGHTS (Cost $0)		$69
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (G)(H)	130	1,305

TOTAL SHORT-TERM INVESTMENTS (Cost $1,304)		$1,305
Total investments (Cost $6,257,695,218) - 100.0%		$7,386,127,185
Other assets and liabilities, net - 0.0%		1,836,406
TOTAL NET ASSETS - 100.0%		$7,387,963,591
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	6

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 39.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,149,574	$78,515,873
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,065,005	89,199,645
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,925,209	98,365,744
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,585,626	75,892,112
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,518,832	26,523,303
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	659,705	49,966,028
Global Equity, Class NAV, JHF II (MIM US) (B)	3,864,228	50,775,961
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,012,884	60,915,574
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,353,443	74,716,485
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,210,090	43,317,766
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,449,269	54,394,973
Multifactor Emerging Markets ETF, JHETF (DFA)	409,188	12,265,410
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,440,937	24,265,384
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,087,608	95,186,580
Fixed income - 49.1%
Bond, Class NAV, JHSB (MIM US) (B)	19,473,196	265,419,666
Core Bond, Class NAV, JHF II (Allspring Investments)	19,641,212	217,428,217
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,830,815	102,389,906
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,425,992	94,313,276
High Yield, Class NAV, JHBT (MIM US) (B)	26,106,766	80,408,841
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,987,758	122,474,556
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	14,252,285	146,370,968
Alternative and specialty - 4.6%
Diversified Macro, Class NAV, JHIT (Graham)	3,710,965	31,580,315
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,442,283	31,798,527
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,132,941	31,736,691

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,785,989,245)		$1,958,221,801
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	744	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	12,538	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	5,329	0
Genting Hong Kong, Ltd. (C)(D)	22,245	0
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer discretionary - (continued)
Peace Mark Holdings, Ltd. (C)(D)	7,280	$0
The Reject Shop, Ltd. (D)	85	372
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	87,821	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	453	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	22,771	0
Ezion Holdings, Ltd. (C)(D)	45,543	0
Ezra Holdings, Ltd. (C)(D)	17,756	0
John Wood Group PLC (C)(D)	1,237	261
Lightstream Resources, Ltd. (C)(D)	3,073	0
Manitok Energy, Inc. (C)(D)	7	0
Paladin Energy, Ltd. (C)	419	2,117
Peninsula Energy, Ltd. (C)	457	104
Sakari Resources, Ltd. (C)(D)(E)	50,910	13,490
Savannah Energy PLC (C)(D)	2,161	200
Swiber Holdings, Ltd. (C)(D)	5,187	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	68	0
Convoy Global Holdings, Ltd. (C)(D)	25,481	0
Good Resources Holdings, Ltd. (C)(D)	10,920	0
TT Hellenic Postbank SA (C)(D)	838	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	73	0
Galapagos NV (C)	71	2,235
Pihlajalinna OYJ	26	499
Zenith Capital Corp. (C)	214	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	49,183	0
Carillion PLC (C)(D)	4,622	0
CW Group Holdings, Ltd. (C)(D)	5,460	0
Gold-Finance Holdings, Ltd. (C)(D)	8,655	0
Hsin Chong Group Holdings, Ltd. (C)(D)	29,768	0
Nissin Corp.	16	873
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	5,137	0
DMX Technologies Group, Ltd. (C)(D)	1,375	0
MH Development, Ltd. (C)(D)	5,015	0
Shibaura Electronics Company, Ltd.	24	1,151
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	13,059	1,000
Danakali, Ltd. (C)	689	19
EcoGreen International Group, Ltd. (C)(D)	3,074	0
Firefinch, Ltd. (C)(D)	6,502	128
Fraser Papers Holdings, Inc. (C)(D)	194	0
Hanfeng Evergreen, Inc. (C)(D)	150	0
Midas Holdings, Ltd. (C)(D)	10,071	0
7	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Orbite Technologies, Inc. (C)(D)	4,267	$0
Strandline Resources, Ltd. (C)(D)	6,233	69
Ten Sixty Four, Ltd. (C)(D)	3,147	176
Up Energy Development Group, Ltd. (C)(D)	36,321	0
Victoria Gold Corp. (C)(D)	13	2
Wiluna Mining Corp., Ltd. (C)(D)	405	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	728	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	6,261	0

TOTAL COMMON STOCKS (Cost $30,770)		$22,696
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$27,463,519	27,098,653
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	39,154,774	39,468,739
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	18,077,765	18,462,375
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	36,835,376	38,253,728
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	2,177,800	497,003
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	16,697,600	4,020,725
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	14,308,700	3,649,777
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	15,628,900	4,207,159

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $135,637,676)		$135,658,159
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,959	161
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	2,156	6
Webuild SpA (Expiration Date: 8-2-30) (C)(F)	231	170

TOTAL WARRANTS (Cost $224)		$337
RIGHTS - 0.0%
Intercell AG (C)(D)(F)	352	0
Peninsula Energy, Ltd. (Expiration Date: 9-9-25; Strike Price: AUD 0.30) (C)	457	15

TOTAL RIGHTS (Cost $0)		$15
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (G)(H)	122	1,223

TOTAL SHORT-TERM INVESTMENTS (Cost $1,221)		$1,223
Total investments (Cost $1,921,659,136) - 100.0%		$2,093,904,231
Other assets and liabilities, net - 0.0%		697,648
TOTAL NET ASSETS - 100.0%		$2,094,601,879
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.1%
Equity - 20.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	272,962	$18,643,325
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,183,812	41,168,706
Disciplined Value, Class NAV, JHF III (Boston Partners)	989,602	24,799,415
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,315,875	21,777,727
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	594,436	6,259,410
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	308,605	23,373,709
Global Equity, Class NAV, JHF II (MIM US) (B)	1,658,663	21,794,832
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,094,802	16,619,099
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,372,978	51,426,220
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	855,858	16,774,826
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,300,346	20,506,462
Small Cap Core, Class NAV, JHIT (MIM US) (B)	887,153	14,939,662
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,874,933	52,040,356
Fixed income - 67.3%
Bond, Class NAV, JHSB (MIM US) (B)	20,703,191	282,184,493
Core Bond, Class NAV, JHF II (Allspring Investments)	21,656,729	239,739,989
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,869,164	102,695,930
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,530,505	95,106,530
High Yield, Class NAV, JHBT (MIM US) (B)	26,266,579	80,901,063
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,920,204	131,267,526
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,094,737	134,482,947
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,131,876	31,725,907

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,402,659,973)		$1,428,228,134
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$34,761,217	34,299,397
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	49,560,485	49,957,885
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	22,882,366	23,369,195
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	46,625,463	48,420,788

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $152,527,946)		$156,047,265
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	8

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (G)(H)	122	$1,218

TOTAL SHORT-TERM INVESTMENTS (Cost $1,217)		$1,218
Total investments (Cost $1,555,189,136) - 100.0%		$1,584,276,617
Other assets and liabilities, net - 0.0%		734,480
TOTAL NET ASSETS - 100.0%		$1,585,011,097
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Restricted security as to resale.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 8-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
9	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$19,115,024	$216,882,272	$354,879,802	$135,681,207	$156,047,265
Affiliated investments, at value	3,229,456,242	8,313,548,149	7,031,247,383	1,958,223,024	1,428,229,352
Total investments, at value	3,248,571,266	8,530,430,421	7,386,127,185	2,093,904,231	1,584,276,617
Dividends and interest receivable	815,630	7,240,490	10,816,318	4,278,432	4,405,215
Receivable for fund shares sold	51,084	132,829	913,586	201,560	30,986
Receivable for investments sold	874,902	4,313,325	—	566,132	583,332
Other assets	124,394	274,219	259,407	104,120	91,333
Total assets	3,250,437,276	8,542,391,284	7,398,116,496	2,099,054,475	1,589,387,483
Liabilities
Due to custodian	88	159	135	55	39
Payable for investments purchased	373,426	5,302,699	8,875,261	3,532,592	3,605,763
Payable for fund shares repurchased	879,598	4,314,882	723,841	690,137	566,819
Payable to affiliates
Accounting and legal services fees	90,405	236,505	204,319	57,536	43,609
Transfer agent fees	61,849	192,412	173,289	64,604	57,863
Distribution and service fees	2,992	5,452	3,760	2,099	1,226
Trustees’ fees	3,496	9,352	8,588	2,553	1,987
Other liabilities and accrued expenses	108,247	173,649	163,712	103,020	99,080
Total liabilities	1,520,101	10,235,110	10,152,905	4,452,596	4,376,386
Net assets	$3,248,917,175	$8,532,156,174	$7,387,963,591	$2,094,601,879	$1,585,011,097
Net assets consist of
Paid-in capital	$2,077,998,844	$6,003,077,062	$5,894,045,928	$1,903,959,717	$1,630,724,555
Total distributable earnings (loss)	1,170,918,331	2,529,079,112	1,493,917,663	190,642,162	(45,713,458)
Net assets	$3,248,917,175	$8,532,156,174	$7,387,963,591	$2,094,601,879	$1,585,011,097
Unaffiliated investments, at cost	$22,882,910	$223,313,398	$363,076,921	$135,668,670	$152,527,946
Affiliated investments, at cost	2,388,613,912	6,491,590,315	5,894,618,297	1,785,990,466	1,402,661,190
Total investments, at cost	2,411,496,822	6,714,903,713	6,257,695,218	1,921,659,136	1,555,189,136
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$600,817,332	$1,882,789,922	$1,711,158,554	$624,381,232	$568,495,919
Shares outstanding	37,156,508	121,118,855	117,841,241	47,881,156	46,209,251
Net asset value and redemption price per share	$16.17	$15.54	$14.52	$13.04	$12.30
Class C1
Net assets	$28,972,456	$71,797,112	$42,692,047	$19,365,877	$14,606,327
Shares outstanding	1,795,796	4,638,979	2,946,149	1,476,910	1,188,521
Net asset value, offering price and redemption price per share	$16.13	$15.48	$14.49	$13.11	$12.29
Class I
Net assets	$8,428,939	$29,296,808	$32,225,205	$20,868,250	$11,997,265
Shares outstanding	522,862	1,898,127	2,240,283	1,614,478	976,754
Net asset value, offering price and redemption price per share	$16.12	$15.43	$14.38	$12.93	$12.28
Class R2
Net assets	$12,716,143	$22,822,175	$14,653,514	$7,338,949	$5,119,496
Shares outstanding	796,831	1,487,880	1,018,674	565,409	417,065
Net asset value, offering price and redemption price per share	$15.96	$15.34	$14.38	$12.98	$12.28
Class R4
Net assets	$1,395,471	$2,790,913	$3,636,862	$500,503	$2,449,687
Shares outstanding	86,866	179,698	251,295	38,695	199,672
Net asset value, offering price and redemption price per share	$16.06	$15.53	$14.47	$12.93	$12.27
Class R5
Net assets	$4,453,038	$7,394,084	$7,753,375	$11,884,136	$1,203,296
Shares outstanding	275,789	473,562	534,127	918,385	98,012
Net asset value, offering price and redemption price per share	$16.15	$15.61	$14.52	$12.94	$12.28
Class R6
Net assets	$74,326,540	$142,715,915	$142,805,751	$50,588,191	$29,004,408
Shares outstanding	4,606,627	9,225,719	9,934,786	3,920,206	2,363,632
Net asset value, offering price and redemption price per share	$16.13	$15.47	$14.37	$12.90	$12.27
Class 1
Net assets	$2,517,807,256	$5,953,367,235	$5,268,629,935	$1,305,082,947	$952,134,699
Shares outstanding	156,562,991	384,947,658	366,637,885	100,876,268	77,572,614
Net asset value, offering price and redemption price per share	$16.08	$15.47	$14.37	$12.94	$12.27
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	10

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$419,182,010	$164,408,348	$54,591,794	—
Shares outstanding	—	27,160,036	11,431,495	4,229,847	—
Net asset value, offering price and redemption price per share	—	$15.43	$14.38	$12.91	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$16.93	$16.27	$15.20	$13.65	$12.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 8-31-25 and the year ended 12-31-24

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Period ended 8-31-25[1]	Year ended 12-31-24	Period ended 8-31-25[1]	Year ended 12-31-24	Period ended 8-31-25[1]	Year ended 12-31-24
Investment income
Dividends from affiliated investments	$4,099,320	$41,315,776	$44,765,528	$154,654,917	$77,778,477	$184,966,745
Interest	919,458	2,181,501	8,441,068	14,162,269	13,618,524	21,851,786
Total investment income	5,018,778	43,497,277	53,206,596	168,817,186	91,397,001	206,818,531
Expenses
Investment management fees	5,267,296	7,490,128	13,943,220	20,545,023	12,063,104	18,557,632
Distribution and service fees	2,197,774	3,403,541	6,155,830	9,693,576	5,471,896	8,781,151
Accounting and legal services fees	368,813	651,999	978,202	1,754,438	857,935	1,565,522
Transfer agent fees	465,678	707,879	1,465,430	2,261,647	1,342,631	2,113,822
Trustees’ fees	54,395	73,768	143,623	198,704	125,295	178,897
Custodian fees	20,826	31,454	22,298	33,947	22,780	34,046
State registration fees	75,311	110,075	79,560	124,275	80,797	118,173
Printing and postage	50,388	40,623	96,822	86,468	89,946	81,583
Professional fees	103,797	141,206	201,840	307,308	185,934	279,937
Other	60,700	77,816	152,954	192,124	136,189	175,270
Total expenses	8,664,978	12,728,489	23,239,779	35,197,510	20,376,507	31,886,033
Less expense reductions	(3,689,080)	(5,113,941)	(8,751,732)	(12,214,047)	(6,522,402)	(9,432,233)
Net expenses	4,975,898	7,614,548	14,488,047	22,983,463	13,854,105	22,453,800
Net investment income	42,880	35,882,729	38,718,549	145,833,723	77,542,896	184,364,731
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,754,247)	(10,833,356)	(29,170,382)	(51,491,958)	(42,715,942)	(81,916,626)
Affiliated investments	199,236,575	36,152,522	436,214,645	110,544,949	309,068,551	110,684,401
Capital gain distributions received from affiliated investments	7,460,030	198,727,816	14,164,601	467,568,799	10,057,298	307,953,360
	200,942,358	224,046,982	421,208,864	526,621,790	276,409,907	336,721,135
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,380,138	638,048	28,930,993	17,200,222	44,407,788	35,932,106
Affiliated investments	127,555,529	156,050,069	334,194,180	291,364,268	228,141,512	160,676,680
	130,935,667	156,688,117	363,125,173	308,564,490	272,549,300	196,608,786
Net realized and unrealized gain (loss)	331,878,025	380,735,099	784,334,037	835,186,280	548,959,207	533,329,921
Increase in net assets from operations	$331,920,905	$416,617,828	$823,052,586	$981,020,003	$626,502,103	$717,694,652

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	12

STATEMENTS OF OPERATIONS For the period ended 8-31-25 and the year ended 12-31-24

Continued

	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Period ended 8-31-25[1]	Year ended 12-31-24	Period ended 8-31-25[1]	Year ended 12-31-24
Investment income
Dividends from affiliated investments	$33,814,057	$70,046,901	$34,722,736	$64,857,687
Interest	4,963,686	7,069,166	5,388,525	6,551,499
Total investment income	38,777,743	77,116,067	40,111,261	71,409,186
Expenses
Investment management fees	3,405,607	5,148,391	2,685,394	4,229,428
Distribution and service fees	1,841,999	2,978,188	1,582,961	2,570,301
Accounting and legal services fees	245,159	448,149	185,856	340,783
Transfer agent fees	502,478	795,771	455,629	733,747
Trustees’ fees	35,427	52,340	26,590	40,268
Custodian fees	22,199	34,054	21,370	33,058
State registration fees	77,397	111,990	76,997	114,811
Printing and postage	49,183	40,830	47,403	37,999
Professional fees	84,978	124,140	75,340	94,482
Other	48,076	60,366	35,991	48,595
Total expenses	6,312,503	9,794,219	5,193,531	8,243,472
Less expense reductions	(1,580,007)	(2,200,473)	(991,912)	(1,518,485)
Net expenses	4,732,496	7,593,746	4,201,619	6,724,987
Net investment income	34,045,247	69,522,321	35,909,642	64,684,199
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,727,484)	(19,095,436)	683,827	(7,823,195)
Affiliated investments	52,073,781	11,867,721	15,195,747	(17,175,755)
Capital gain distributions received from affiliated investments	2,223,868	55,866,430	1,750,375	18,023,092
	46,570,165	48,638,715	17,629,949	(6,975,858)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	9,948,284	10,276,482	3,721,733	7,907,480
Affiliated investments	64,527,426	32,412,237	42,852,841	31,776,947
	74,475,710	42,688,719	46,574,574	39,684,427
Net realized and unrealized gain (loss)	121,045,875	91,327,434	64,204,523	32,708,569
Increase in net assets from operations	$155,091,122	$160,849,755	$100,114,165	$97,392,768

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
13	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio			Multimanager Lifestyle Growth Portfolio
	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 12-31-23	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$42,880	$35,882,729	$39,186,173	$38,718,549	$145,833,723	$154,074,926
Net realized gain	200,942,358	224,046,982	23,802,038	421,208,864	526,621,790	11,599,722
Change in net unrealized appreciation (depreciation)	130,935,667	156,688,117	433,633,748	363,125,173	308,564,490	1,091,934,260
Increase in net assets resulting from operations	331,920,905	416,617,828	496,621,959	823,052,586	981,020,003	1,257,608,908
Distributions to shareholders
From earnings
Class A	—	(14,758,194)	(30,528,070)	—	(46,061,794)	(100,375,075)
Class C	—	(573,338)	(1,637,494)	—	(1,405,655)	(4,458,277)
Class I	—	(223,825)	(435,901)	—	(772,067)	(1,660,748)
Class R2	—	(342,043)	(683,160)	—	(551,182)	(1,460,163)
Class R4	—	(31,197)	(71,190)	—	(102,848)	(184,589)
Class R5	—	(121,744)	(237,075)	—	(223,114)	(355,763)
Class R6	—	(2,045,440)	(4,153,332)	—	(3,967,493)	(7,506,442)
Class 1	—	(73,158,368)	(144,994,801)	—	(171,776,011)	(359,952,039)
Class 5	—	—	—	—	(11,521,115)	(21,995,849)
Total distributions	—	(91,254,149)	(182,741,023)	—	(236,381,279)	(497,948,945)
Portfolio share transactions
From portfolio share transactions	(278,979,042)	(296,526,728)	(115,283,296)	(809,573,251)	(845,403,537)	(445,523,989)
Total increase (decrease)	52,941,863	28,836,951	198,597,640	13,479,335	(100,764,813)	314,135,974
Net assets
Beginning of year	3,195,975,312	3,167,138,361	2,968,540,721	8,518,676,839	8,619,441,652	8,305,305,678
End of year	$3,248,917,175	$3,195,975,312	$3,167,138,361	$8,532,156,174	$8,518,676,839	$8,619,441,652

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	14

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Balanced Portfolio			Multimanager Lifestyle Moderate Portfolio
	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 12-31-23	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$77,542,896	$184,364,731	$189,986,741	$34,045,247	$69,522,321	$71,498,953
Net realized gain (loss)	276,409,907	336,721,135	(65,091,283)	46,570,165	48,638,715	(36,785,412)
Change in net unrealized appreciation (depreciation)	272,549,300	196,608,786	869,225,094	74,475,710	42,688,719	210,537,742
Increase in net assets resulting from operations	626,502,103	717,694,652	994,120,552	155,091,122	160,849,755	245,251,283
Distributions to shareholders
From earnings
Class A	(10,756,983)	(43,531,764)	(83,186,964)	(6,733,880)	(19,968,144)	(28,698,578)
Class C	(130,246)	(904,068)	(2,566,925)	(149,384)	(587,494)	(1,105,934)
Class I	(224,622)	(784,261)	(1,473,286)	(232,637)	(653,014)	(671,615)
Class R2	(93,963)	(447,284)	(957,125)	(75,649)	(232,287)	(335,669)
Class R4	(25,381)	(131,641)	(243,571)	(5,852)	(27,426)	(47,130)
Class R5	(59,712)	(303,490)	(607,040)	(147,507)	(405,113)	(564,310)
Class R6	(1,222,904)	(4,047,353)	(6,631,452)	(640,724)	(1,386,977)	(1,662,298)
Class 1	(42,992,337)	(158,519,880)	(286,229,903)	(16,777,393)	(48,579,811)	(68,464,344)
Class 5	(1,359,417)	(4,714,451)	(7,989,750)	(703,512)	(1,927,507)	(2,608,012)
Total distributions	(56,865,565)	(213,384,192)	(389,886,016)	(25,466,538)	(73,767,773)	(104,157,890)
Portfolio share transactions
From portfolio share transactions	(685,914,405)	(810,270,613)	(508,800,754)	(175,080,518)	(228,856,302)	(161,425,032)
Total increase (decrease)	(116,277,867)	(305,960,153)	95,433,782	(45,455,934)	(141,774,320)	(20,331,639)
Net assets
Beginning of year	7,504,241,458	7,810,201,611	7,714,767,829	2,140,057,813	2,281,832,133	2,302,163,772
End of year	$7,387,963,591	$7,504,241,458	$7,810,201,611	$2,094,601,879	$2,140,057,813	$2,281,832,133

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
15	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Conservative Portfolio
	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$35,909,642	$64,684,199	$67,392,238
Net realized gain (loss)	17,629,949	(6,975,858)	(44,896,066)
Change in net unrealized appreciation (depreciation)	46,574,574	39,684,427	132,406,656
Increase in net assets resulting from operations	100,114,165	97,392,768	154,902,828
Distributions to shareholders
From earnings
Class A	(9,058,836)	(22,670,233)	(23,165,749)
Class C	(186,318)	(543,121)	(720,988)
Class I	(186,076)	(443,138)	(500,485)
Class R2	(78,642)	(208,349)	(232,348)
Class R4	(30,683)	(75,564)	(54,417)
Class R5	(20,370)	(56,236)	(71,331)
Class R6	(519,132)	(1,098,298)	(861,756)
Class 1	(16,863,406)	(41,123,493)	(42,344,228)
Total distributions	(26,943,463)	(66,218,432)	(67,951,302)
Portfolio share transactions
From portfolio share transactions	(102,569,774)	(174,092,146)	(181,762,128)
Total decrease	(29,399,072)	(142,917,810)	(94,810,602)
Net assets
Beginning of year	1,614,410,169	1,757,327,979	1,852,138,581
End of year	$1,585,011,097	$1,614,410,169	$1,757,327,979

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	16

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
08-31-2025[7]	14.59	(0.03)	1.61	1.58	—	—	—	16.17	10.83[8]	0.70[9]	0.52[9]	(0.28)[9]	601	29
12-31-2024	13.20	0.12	1.65	1.77	(0.12)	(0.26)	(0.38)	14.59	13.44	0.68	0.52	0.83	574	13
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
Class C
08-31-2025[7]	14.62	(0.10)	1.61	1.51	—	—	—	16.13	10.33[8]	1.40[9]	1.22[9]	(0.99)[9]	29	29
12-31-2024	13.24	0.01	1.65	1.66	(0.02)	(0.26)	(0.28)	14.62	12.56	1.38	1.22	0.07	30	13
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
Class I
08-31-2025[7]	14.51	—[10]	1.61	1.61	—	—	—	16.12	11.10[8]	0.40[9]	0.22[9]	0.02[9]	8	29
12-31-2024	13.14	0.16	1.64	1.80	(0.17)	(0.26)	(0.43)	14.51	13.67	0.38	0.22	1.11	8	13
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
Class R2
08-31-2025[7]	14.41	(0.04)	1.59	1.55	—	—	—	15.96	10.76[8]	0.79[9]	0.62[9]	(0.38)[9]	13	29
12-31-2024	13.04	0.10	1.64	1.74	(0.11)	(0.26)	(0.37)	14.41	13.35	0.77	0.61	0.74	14	13
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
Class R4
08-31-2025[7]	14.48	(0.01)	1.59	1.58	—	—	—	16.06	10.91[8]	0.63[9]	0.36[9]	(0.12)[9]	1	29
12-31-2024	13.10	0.13	1.66	1.79	(0.15)	(0.26)	(0.41)	14.48	13.64	0.62	0.36	0.89	1	13
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
Class R5
08-31-2025[7]	14.53	0.01	1.61	1.62	—	—	—	16.15	11.15[8]	0.34[9]	0.17[9]	0.07[9]	4	29
12-31-2024	13.15	0.17	1.65	1.82	(0.18)	(0.26)	(0.44)	14.53	13.80	0.32	0.16	1.19	4	13
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
Class R6
08-31-2025[7]	14.52	0.01	1.60	1.61	—	—	—	16.13	11.09[8]	0.29[9]	0.12[9]	0.12[9]	74	29
12-31-2024	13.14	0.18	1.64	1.82	(0.18)	(0.26)	(0.44)	14.52	13.87	0.27	0.11	1.23	68	13
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
17	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
08-31-2025[7]	14.47	0.01	1.60	1.61	—	—	—	16.08	11.13[8]	0.34[9]	0.16[9]	0.08[9]	2,518	29
12-31-2024	13.10	0.17	1.64	1.81	(0.18)	(0.26)	(0.44)	14.47	13.78	0.31	0.16	1.18	2,497	13
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	18

Financial highlights
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
08-31-2025[6]	14.12	0.04	1.38	1.42	—	—	—	15.54	10.06[7]	0.69[8]	0.54[8]	0.42[8]	1,883	27
12-31-2024	12.98	0.20	1.30	1.50	(0.21)	(0.15)	(0.36)	14.12	11.56	0.68	0.54	1.40	1,843	13
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
Class C
08-31-2025[6]	14.12	(0.03)	1.39	1.36	—	—	—	15.48	9.63[7]	1.39[8]	1.24[8]	(0.28)[8]	72	27
12-31-2024	12.98	0.09	1.31	1.40	(0.11)	(0.15)	(0.26)	14.12	10.81	1.38	1.24	0.63	77	13
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[9]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
Class I
08-31-2025[6]	13.99	0.07	1.37	1.44	—	—	—	15.43	10.29[7]	0.39[8]	0.24[8]	0.72[8]	29	27
12-31-2024	12.86	0.23	1.30	1.53	(0.25)	(0.15)	(0.40)	13.99	11.92	0.38	0.24	1.69	27	13
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
Class R2
08-31-2025[6]	13.94	0.03	1.37	1.40	—	—	—	15.34	10.04[7]	0.78[8]	0.62[8]	0.33[8]	23	27
12-31-2024	12.82	0.17	1.30	1.47	(0.20)	(0.15)	(0.35)	13.94	11.46	0.76	0.63	1.20	23	13
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
Class R4
08-31-2025[6]	14.09	0.06	1.38	1.44	—	—	—	15.53	10.22[7]	0.64[8]	0.38[8]	0.57[8]	3	27
12-31-2024	12.95	0.23	1.29	1.52	(0.23)	(0.15)	(0.38)	14.09	11.76	0.62	0.38	1.62	4	13
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
Class R5
08-31-2025[6]	14.14	0.08	1.39	1.47	—	—	—	15.61	10.40[7]	0.34[8]	0.18[8]	0.78[8]	7	27
12-31-2024	13.00	0.27	1.28	1.55	(0.26)	(0.15)	(0.41)	14.14	11.93	0.32	0.18	1.93	8	13
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
Class R6
08-31-2025[6]	14.01	0.08	1.38	1.46	—	—	—	15.47	10.42[7]	0.29[8]	0.13[8]	0.83[8]	143	27
12-31-2024	12.88	0.26	1.29	1.55	(0.27)	(0.15)	(0.42)	14.01	12.01	0.27	0.13	1.86	134	13
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
Class 1
08-31-2025[6]	14.01	0.08	1.38	1.46	—	—	—	15.47	10.42[7]	0.33[8]	0.17[8]	0.78[8]	5,953	27
12-31-2024	12.88	0.24	1.30	1.54	(0.26)	(0.15)	(0.41)	14.01	11.96	0.32	0.18	1.75	6,008	13
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
19	|

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
08-31-2025[6]	13.98	0.08	1.37	1.45	—	—	—	15.43	10.37[7]	0.28[8]	0.12[8]	0.83[8]	419	27
12-31-2024	12.85	0.25	1.30	1.55	(0.27)	(0.15)	(0.42)	13.98	12.05	0.27	0.13	1.84	396	13
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
|	20

Financial highlights
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
08-31-2025[6]	13.44	0.12	1.05	1.17	(0.09)	—	(0.09)	14.52	8.73[7]	0.69[8]	0.56[8]	1.32[8]	1,711	21
12-31-2024	12.61	0.28	0.89	1.17	(0.29)	(0.05)	(0.34)	13.44	9.28	0.68	0.56	2.10	1,720	14
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
Class C
08-31-2025[6]	13.43	0.06	1.04	1.10	(0.04)	—	(0.04)	14.49	8.22[7]	1.39[8]	1.26[8]	0.61[8]	43	21
12-31-2024	12.60	0.17	0.91	1.08	(0.20)	(0.05)	(0.25)	13.43	8.54	1.38	1.26	1.31	48	14
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
Class I
08-31-2025[6]	13.31	0.15	1.03	1.18	(0.11)	—	(0.11)	14.38	8.98[7]	0.39[8]	0.26[8]	1.62[8]	32	21
12-31-2024	12.48	0.32	0.89	1.21	(0.33)	(0.05)	(0.38)	13.31	9.62	0.38	0.26	2.41	27	14
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
Class R2
08-31-2025[6]	13.31	0.12	1.03	1.15	(0.08)	—	(0.08)	14.38	8.69[7]	0.77[8]	0.63[8]	1.24[8]	15	21
12-31-2024	12.49	0.25	0.90	1.15	(0.28)	(0.05)	(0.33)	13.31	9.21	0.76	0.64	1.91	17	14
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
Class R4
08-31-2025[6]	13.39	0.14	1.04	1.18	(0.10)	—	(0.10)	14.47	8.85[7]	0.61[8]	0.38[8]	1.48[8]	4	21
12-31-2024	12.56	0.30	0.89	1.19	(0.31)	(0.05)	(0.36)	13.39	9.50	0.63	0.41	2.25	5	14
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
Class R5
08-31-2025[6]	13.42	0.16	1.05	1.21	(0.11)	—	(0.11)	14.52	9.08[7]	0.33[8]	0.20[8]	1.66[8]	8	21
12-31-2024	12.59	0.32	0.90	1.22	(0.34)	(0.05)	(0.39)	13.42	9.68	0.32	0.20	2.38	10	14
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
Class R6
08-31-2025[6]	13.29	0.16	1.04	1.20	(0.12)	—	(0.12)	14.37	9.04[7]	0.28[8]	0.15[8]	1.73[8]	143	21
12-31-2024	12.47	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.29	9.74	0.27	0.15	2.54	136	14
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
Class 1
08-31-2025[6]	13.29	0.15	1.04	1.19	(0.11)	—	(0.11)	14.37	9.02[7]	0.33[8]	0.20[8]	1.68[8]	5,269	21
12-31-2024	12.47	0.32	0.89	1.21	(0.34)	(0.05)	(0.39)	13.29	9.70	0.32	0.20	2.46	5,382	14
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
21	|

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
08-31-2025[6]	13.30	0.16	1.04	1.20	(0.12)	—	(0.12)	14.38	9.04[7]	0.28[8]	0.15[8]	1.73[8]	164	21
12-31-2024	12.48	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.30	9.74	0.27	0.15	2.52	160	14
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
|	22

Financial highlights
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
08-31-2025[6]	12.26	0.18	0.74	0.92	(0.14)	—	(0.14)	13.04	7.52[7]	0.70[8]	0.58[8]	2.19[8]	624	18
12-31-2024	11.80	0.35	0.49	0.84	(0.36)	(0.02)	(0.38)	12.26	7.18	0.68	0.58	2.88	629	14
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
Class C
08-31-2025[6]	12.35	0.13	0.72	0.85	(0.09)	—	(0.09)	13.11	7.03[7]	1.40[8]	1.29[8]	1.48[8]	19	18
12-31-2024	11.88	0.26	0.51	0.77	(0.28)	(0.02)	(0.30)	12.35	6.40	1.38	1.29	2.11	23	14
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
Class I
08-31-2025[6]	12.15	0.20	0.74	0.94	(0.16)	—	(0.16)	12.93	7.75[7]	0.40[8]	0.28[8]	2.49[8]	21	18
12-31-2024	11.69	0.39	0.49	0.88	(0.40)	(0.02)	(0.42)	12.15	7.57	0.38	0.28	3.24	18	14
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
Class R2
08-31-2025[6]	12.21	0.18	0.72	0.90	(0.13)	—	(0.13)	12.98	7.43[7]	0.78[8]	0.67[8]	2.11[8]	7	18
12-31-2024	11.75	0.34	0.49	0.83	(0.35)	(0.02)	(0.37)	12.21	7.12	0.77	0.68	2.76	7	14
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
Class R4
08-31-2025[6]	12.16	0.21	0.71	0.92	(0.15)	—	(0.15)	12.93	7.59[7]	0.63[8]	0.42[8]	2.33[8]	1	18
12-31-2024	11.71	0.35	0.51	0.86	(0.39)	(0.02)	(0.41)	12.16	7.34	0.62	0.42	2.89	1	14
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
Class R5
08-31-2025[6]	12.16	0.21	0.73	0.94	(0.16)	—	(0.16)	12.94	7.78[7]	0.34[8]	0.23[8]	2.55[8]	12	18
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.62	0.33	0.23	3.24	11	14
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
Class R6
08-31-2025[6]	12.13	0.21	0.72	0.93	(0.16)	—	(0.16)	12.90	7.74[7]	0.29[8]	0.18[8]	2.63[8]	51	18
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.69	0.28	0.18	3.33	39	14
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
Class 1
08-31-2025[6]	12.16	0.21	0.73	0.94	(0.16)	—	(0.16)	12.94	7.78[7]	0.33[8]	0.22[8]	2.55[8]	1,305	18
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.63	0.32	0.22	3.24	1,359	14
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
23	|

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
08-31-2025[6]	12.13	0.22	0.72	0.94	(0.16)	—	(0.16)	12.91	7.83[7]	0.28[8]	0.17[8]	2.61[8]	55	18
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.70	0.27	0.17	3.30	53	14
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
|	24

Financial highlights
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
08-31-2025[6]	11.75	0.25	0.49	0.74	(0.19)	—	(0.19)	12.30	6.35[7]	0.71[8]	0.62[8]	3.17[8]	568	15
12-31-2024	11.55	0.43	0.22	0.65	(0.44)	(0.01)	(0.45)	11.75	5.64	0.71	0.61	3.61	584	16
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[9]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
Class C
08-31-2025[6]	11.75	0.20	0.49	0.69	(0.15)	—	(0.15)	12.29	5.90[7]	1.41[8]	1.32[8]	2.47[8]	15	15
12-31-2024	11.55	0.34	0.22	0.56	(0.35)	(0.01)	(0.36)	11.75	4.90	1.41	1.32	2.85	16	16
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[9]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
Class I
08-31-2025[6]	11.73	0.27	0.49	0.76	(0.21)	—	(0.21)	12.28	6.52[7]	0.41[8]	0.32[8]	3.48[8]	12	15
12-31-2024	11.52	0.46	0.23	0.69	(0.47)	(0.01)	(0.48)	11.73	6.05	0.41	0.31	3.91	10	16
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[9]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
Class R2
08-31-2025[6]	11.73	0.25	0.49	0.74	(0.19)	—	(0.19)	12.28	6.24[7]	0.78[8]	0.68[8]	3.11[8]	5	15
12-31-2024	11.52	0.41	0.24	0.65	(0.43)	(0.01)	(0.44)	11.73	5.68	0.77	0.68	3.51	5	16
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[9]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
Class R4
08-31-2025[6]	11.72	0.27	0.48	0.75	(0.20)	—	(0.20)	12.27	6.45[7]	0.65[8]	0.46[8]	3.32[8]	2	15
12-31-2024	11.51	0.45	0.23	0.68	(0.46)	(0.01)	(0.47)	11.72	5.91	0.65	0.46	3.86	2	16
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[9]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
Class R5
08-31-2025[6]	11.72	0.28	0.49	0.77	(0.21)	—	(0.21)	12.28	6.65[7]	0.35[8]	0.25[8]	3.54[8]	1	15
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.03	0.35	0.26	3.98	1	16
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[9]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
Class R6
08-31-2025[6]	11.71	0.28	0.49	0.77	(0.21)	—	(0.21)	12.27	6.67[7]	0.30[8]	0.21[8]	3.59[8]	29	15
12-31-2024	11.51	0.48	0.21	0.69	(0.48)	(0.01)	(0.49)	11.71	6.08	0.30	0.21	4.10	27	16
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[9]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
25	|

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
08-31-2025[6]	11.72	0.28	0.48	0.76	(0.21)	—	(0.21)	12.27	6.56[7]	0.35[8]	0.26[8]	3.54[8]	952	15
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.12	0.34	0.25	3.98	968	16
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[9]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
|	26

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
On June 26, 2025, the Board of Trustees approved a change of the fiscal year end of the portfolios from December 31 to August 31, effective July 1, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
27	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,229,455,017	$3,229,455,017	—	—
Common stocks	99,777	9,788	$22,658	$67,331
U.S. Government and Agency obligations	19,013,620	—	19,013,620	—
Warrants	1,558	769	789	—
Rights	69	—	69	—
Short-term investments	1,225	1,225	—	—
Total investments in securities	$3,248,571,266	$3,229,466,799	$19,037,136	$67,331

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,313,546,838	$8,313,546,838	—	—
Common stocks	219,515	20,617	$47,627	$151,271
U.S. Government and Agency obligations	216,659,329	—	216,659,329	—
Warrants	3,283	1,618	1,665	—
Rights	145	—	145	—
Short-term investments	1,311	1,311	—	—
Total investments in securities	$8,530,430,421	$8,313,570,384	$216,708,766	$151,271

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,031,246,078	$7,031,246,078	—	—
Common stocks	123,171	9,819	$22,692	$90,660
U.S. Government and Agency obligations	354,754,993	—	354,754,993	—
Warrants	1,569	771	798	—
Rights	69	—	69	—
Short-term investments	1,305	1,305	—	—
Total investments in securities	$7,386,127,185	$7,031,257,973	$354,778,552	$90,660

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	28

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$1,958,221,801	$1,958,221,801	—	—
Common stocks	22,696	2,117	$4,881	$15,698
U.S. Government and Agency obligations	135,658,159	—	135,658,159	—
Warrants	337	167	170	—
Rights	15	—	15	—
Short-term investments	1,223	1,223	—	—
Total investments in securities	$2,093,904,231	$1,958,225,308	$135,663,225	$15,698

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,428,228,134	$1,428,228,134	—	—
U.S. Government and Agency obligations	156,047,265	—	$156,047,265	—
Short-term investments	1,218	1,218	—	—
Total investments in securities	$1,584,276,617	$1,428,229,352	$156,047,265	—
Level 3 includes  securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
29	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Line of credit.  The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the eight-month period ended August 31, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the eight-month period ended August 31, 2025 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$10,814
Multimanager Lifestyle Growth Portfolio	28,615
Multimanager Lifestyle Balanced Portfolio	24,956
Multimanager Lifestyle Moderate Portfolio	7,148
Multimanager Lifestyle Conservative Portfolio	5,380
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	$1,997,713	$25,152,237
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,443,278,386	$811,014,673	$(5,721,793)	$805,292,880
Multimanager Lifestyle Growth Portfolio	6,853,177,335	1,742,836,990	(65,583,904)	1,677,253,086
Multimanager Lifestyle Balanced Portfolio	6,421,022,632	1,079,648,965	(114,544,412)	965,104,553
Multimanager Lifestyle Moderate Portfolio	1,979,003,582	173,271,553	(58,370,904)	114,900,649
Multimanager Lifestyle Conservative Portfolio	1,611,842,474	26,736,266	(54,302,123)	(27,565,857)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
The tax character of distributions for the eight-month period ended August 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Balanced Portfolio	$56,865,565	—	$56,865,565
Multimanager Lifestyle Moderate Portfolio	25,466,538	—	25,466,538
Multimanager Lifestyle Conservative Portfolio	26,943,463	—	26,943,463
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$65,692,585	$25,561,564	$91,254,149
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	30

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Growth Portfolio	$217,408,639	$18,972,640	$236,381,279
Multimanager Lifestyle Balanced Portfolio	213,384,192	—	213,384,192
Multimanager Lifestyle Moderate Portfolio	73,767,773	—	73,767,773
Multimanager Lifestyle Conservative Portfolio	66,218,432	—	66,218,432

The tax character of distributions for the year ended December 31, 2023 was as follows:

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$45,248,933	$137,492,090	$182,741,023
Multimanager Lifestyle Growth Portfolio	166,966,959	330,981,986	497,948,945
Multimanager Lifestyle Balanced Portfolio	199,236,805	190,649,211	389,886,016
Multimanager Lifestyle Moderate Portfolio	73,316,092	30,841,798	104,157,890
Multimanager Lifestyle Conservative Portfolio	67,951,302	—	67,951,302
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
The components of distributable earnings on a tax basis as of the eight-month period ended August 31, 2025 were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	$ 2,938,989	$ 362,686,462
Multimanager Lifestyle Growth Portfolio	45,791,008	806,035,018
Multimanager Lifestyle Balanced Portfolio	38,245,925	490,567,185
Multimanager Lifestyle Moderate Portfolio	12,694,004	63,047,509
Multimanager Lifestyle Conservative Portfolio	9,002,350	—

The components of distributable earnings on a tax basis as of the year ended December 31, 2024 were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	$2,885,273	$188,796,918
Multimanager Lifestyle Growth Portfolio	6,610,389	461,812,027
Multimanager Lifestyle Balanced Portfolio	15,262,949	254,890,456
Multimanager Lifestyle Moderate Portfolio	2,895,066	21,367,056
Multimanager Lifestyle Conservative Portfolio	36,028	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
31	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceeded 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expired on April 30, 2025.
The Advisor had contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceeded 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The expense limitation agreement expired on April 30, 2025.
The Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the eight-month period ended August 31, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$681,468	$33,525	$9,386	$15,031	$1,436	$4,902	$83,368	$2,859,149	—	$3,688,265
Multimanager Lifestyle Growth Portfolio	1,938,432	75,299	29,921	23,025	2,777	7,395	144,233	6,110,269	$418,603	8,749,954
Multimanager Lifestyle Balanced Portfolio	1,528,667	39,151	26,112	13,693	3,296	6,893	125,372	4,634,687	142,038	6,519,909
Multimanager Lifestyle Moderate Portfolio	475,455	15,321	14,596	5,420	385	8,674	35,104	984,607	40,099	1,579,661
Multimanager Lifestyle Conservative Portfolio	364,472	9,324	6,895	3,102	1,167	722	17,485	587,485	—	990,652
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the eight-month period ended August 31, 2025, were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.08%
Multimanager Lifestyle Growth Portfolio	0.09%
Multimanager Lifestyle Balanced Portfolio	0.11%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the eight-month period ended August 31, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	32

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the eight-month period ended August 31, 2025:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$815
Multimanager Lifestyle Growth Portfolio	1,778
Multimanager Lifestyle Balanced Portfolio	2,493
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$346
Multimanager Lifestyle Conservative Portfolio	1,260

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the eight-month period ended August 31, 2025:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Multimanager Lifestyle Aggressive Portfolio	$87,438	$10,189	$77,249
Multimanager Lifestyle Growth Portfolio	256,372	30,912	225,460
Multimanager Lifestyle Balanced Portfolio	146,396	16,571	129,825
Multimanager Lifestyle Moderate Portfolio	58,234	5,882	52,352
Multimanager Lifestyle Conservative Portfolio	48,958	2,749	46,209
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC.  Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the eight-month period ended August 31, 2025, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$2,312	$3,266
Multimanager Lifestyle Growth Portfolio	10,129	4,801
Multimanager Lifestyle Balanced Portfolio	6,090	2,532
Multimanager Lifestyle Moderate Portfolio	8,988	720
Multimanager Lifestyle Conservative Portfolio	5,919	619
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the eight-month period ended August 31, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,144,751	$434,524
	Class C	191,293	21,795
	Class I	—	5,979
	Class R2	43,064	484
	Class R4	2,794	47
	Class R5	1,389	158
	Class R6	—	2,691
	Class 1	814,483	—
	Total	$2,197,774	$465,678
33	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Growth Portfolio	Class A	$3,642,187	$1,382,801
	Class C	481,608	54,882
	Class I	—	21,331
	Class R2	72,447	832
	Class R4	6,219	100
	Class R5	2,355	268
	Class R6	—	5,216
	Class 1	1,951,014	—
	Total	$6,155,830	$1,465,430
Multimanager Lifestyle Balanced Portfolio	Class A	$3,372,868	$1,280,811
	Class C	295,160	33,649
	Class I	—	21,816
	Class R2	49,926	582
	Class R4	8,153	140
	Class R5	2,411	293
	Class R6	—	5,340
	Class 1	1,743,378	—
	Total	$5,471,896	$1,342,631
Multimanager Lifestyle Moderate Portfolio	Class A	$1,237,527	$469,974
	Class C	137,060	15,627
	Class I	—	14,377
	Class R2	23,524	273
	Class R4	1,182	20
	Class R5	3,777	437
	Class R6	—	1,770
	Class 1	438,929	—
	Total	$1,841,999	$502,478
Multimanager Lifestyle Conservative Portfolio	Class A	$1,144,118	$434,548
	Class C	100,877	11,499
	Class I	—	8,206
	Class R2	15,851	190
	Class R4	4,405	71
	Class R5	340	44
	Class R6	—	1,071
	Class 1	317,370	—
	Total	$1,582,961	$455,629
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
JHF II Multimanager Lifestyle Growth Portfolio	Borrower	$10,100,000	5	4.805%	$(6,740)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	34

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the eight-month period ended August 31, 2025 and years ended December 31, 2024 and 2023 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Period Ended 8-31-25[1]		Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	1,287,202	$19,195,087	2,028,051	$28,999,360	2,388,439	$30,585,917
Distributions reinvested	—	—	1,004,231	14,661,793	2,288,685	30,302,120
Repurchased	(3,503,225)	(52,402,153)	(5,858,632)	(84,017,931)	(5,744,725)	(73,403,461)
Net decrease	(2,216,023)	$(33,207,066)	(2,826,350)	$(40,356,778)	(1,067,601)	$(12,515,424)
Class C shares
Sold	181,107	$2,686,351	289,141	$4,149,703	319,063	$4,081,539
Distributions reinvested	—	—	39,072	572,008	123,056	1,634,212
Repurchased	(446,521)	(6,642,621)	(813,981)	(11,593,084)	(981,953)	(12,581,073)
Net decrease	(265,414)	$(3,956,270)	(485,768)	$(6,871,373)	(539,834)	$(6,865,322)
Class I shares
Sold	116,068	$1,720,279	201,223	$2,857,001	278,629	$3,552,446
Distributions reinvested	—	—	12,562	182,526	28,170	371,274
Repurchased	(129,376)	(1,898,827)	(253,641)	(3,629,332)	(427,171)	(5,436,993)
Net decrease	(13,308)	$(178,548)	(39,856)	$(589,805)	(120,372)	$(1,513,273)
Class R2 shares
Sold	56,070	$817,786	116,219	$1,643,196	87,822	$1,108,927
Distributions reinvested	—	—	23,720	342,043	49,366	645,713
Repurchased	(205,751)	(3,070,007)	(154,704)	(2,222,029)	(165,854)	(2,072,727)
Net decrease	(149,681)	$(2,252,221)	(14,765)	$(236,790)	(28,666)	$(318,087)
Class R4 shares
Sold	17,775	$265,022	6,530	$92,123	9,750	$125,163
Distributions reinvested	—	—	2,153	31,197	5,418	71,190
Repurchased	(9,808)	(143,037)	(26,208)	(380,128)	(186,772)	(2,332,480)
Net increase (decrease)	7,967	$121,985	(17,525)	$(256,808)	(171,604)	$(2,136,127)
Class R5 shares
Sold	15,228	$227,069	29,337	$420,784	179,362	$2,224,326
Distributions reinvested	—	—	8,367	121,744	17,974	237,075
Repurchased	(27,717)	(405,048)	(62,718)	(879,655)	(155,349)	(1,963,840)
Net increase (decrease)	(12,489)	$(177,979)	(25,014)	$(337,127)	41,987	$497,561
Class R6 shares
Sold	851,944	$12,736,895	1,302,777	$18,674,660	1,926,727	$24,752,516
Distributions reinvested	—	—	125,047	1,816,939	273,672	3,606,994
Repurchased	(916,664)	(13,835,878)	(2,128,562)	(30,231,171)	(1,388,188)	(17,882,969)
Net increase (decrease)	(64,720)	$(1,098,983)	(700,738)	$(9,739,572)	812,211	$10,476,541
Class 1 shares
Sold	709,912	$10,534,895	1,484,458	$21,474,370	2,299,257	$29,176,095
Distributions reinvested	—	—	5,048,887	73,158,368	11,034,612	144,994,801
Repurchased	(16,680,052)	(248,764,855)	(23,338,031)	(332,771,213)	(21,808,121)	(277,080,061)
Net decrease	(15,970,140)	$(238,229,960)	(16,804,686)	$(238,138,475)	(8,474,252)	$(102,909,165)
Total net decrease	(18,683,808)	$(278,979,042)	(20,914,702)	$(296,526,728)	(9,548,131)	$(115,283,296)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

35	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Growth Portfolio	Period Ended 8-31-25[1]		Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	3,654,814	$52,858,906	7,136,332	$99,198,189	8,518,254	$108,067,479
Distributions reinvested	—	—	3,225,188	45,571,918	7,624,315	99,268,188
Repurchased	(13,078,192)	(188,851,908)	(20,426,259)	(284,584,603)	(19,057,381)	(241,462,683)
Net decrease	(9,423,378)	$(135,993,002)	(10,064,739)	$(139,814,496)	(2,914,812)	$(34,127,016)
Class C shares
Sold	333,419	$4,799,813	521,058	$7,205,262	649,747	$8,206,522
Distributions reinvested	—	—	99,242	1,402,290	341,615	4,447,850
Repurchased	(1,125,521)	(16,205,960)	(2,218,178)	(30,632,270)	(3,177,452)	(40,220,251)
Net decrease	(792,102)	$(11,406,147)	(1,597,878)	$(22,024,718)	(2,186,090)	$(27,565,879)
Class I shares
Sold	644,600	$9,228,058	878,639	$12,243,935	903,120	$11,356,397
Distributions reinvested	—	—	53,457	748,400	125,250	1,615,726
Repurchased	(703,327)	(10,093,620)	(1,150,488)	(16,052,062)	(1,301,283)	(16,389,942)
Net decrease	(58,727)	$(865,562)	(218,392)	$(3,059,727)	(272,913)	$(3,417,819)
Class R2 shares
Sold	76,379	$1,095,469	120,018	$1,641,539	165,552	$2,073,534
Distributions reinvested	—	—	39,423	549,957	104,417	1,342,797
Repurchased	(207,585)	(2,971,546)	(604,283)	(8,497,021)	(308,834)	(3,875,793)
Net decrease	(131,206)	$(1,876,077)	(444,842)	$(6,305,525)	(38,865)	$(459,462)
Class R4 shares
Sold	9,003	$130,918	29,535	$409,758	49,069	$624,970
Distributions reinvested	—	—	7,294	102,848	14,210	184,589
Repurchased	(104,551)	(1,468,560)	(14,967)	(215,272)	(99,936)	(1,247,534)
Net increase (decrease)	(95,548)	$(1,337,642)	21,862	$297,334	(36,657)	$(437,975)
Class R5 shares
Sold	26,151	$381,282	266,725	$3,838,959	340,089	$4,190,761
Distributions reinvested	—	—	15,757	223,114	27,282	355,763
Repurchased	(111,413)	(1,599,961)	(197,505)	(2,813,919)	(413,695)	(5,200,306)
Net increase (decrease)	(85,262)	$(1,218,679)	84,977	$1,248,154	(46,324)	$(653,782)
Class R6 shares
Sold	1,630,353	$23,457,562	2,627,085	$36,823,881	3,003,955	$38,212,509
Distributions reinvested	—	—	239,636	3,359,700	483,158	6,242,395
Repurchased	(1,948,189)	(28,170,022)	(3,249,691)	(45,385,065)	(3,610,255)	(45,833,120)
Net decrease	(317,836)	$(4,712,460)	(382,970)	$(5,201,484)	(123,142)	$(1,378,216)
Class 1 shares
Sold	477,336	$6,844,615	1,023,771	$14,228,010	2,039,092	$25,574,890
Distributions reinvested	—	—	12,252,212	171,776,011	27,860,065	359,952,039
Repurchased	(44,389,123)	(641,850,096)	(61,089,867)	(847,031,124)	(60,833,106)	(766,484,741)
Net decrease	(43,911,787)	$(635,005,481)	(47,813,884)	$(661,027,103)	(30,933,949)	$(380,957,812)
Class 5 shares
Sold	299,823	$4,202,806	639,267	$8,931,803	654,431	$8,200,345
Distributions reinvested	—	—	823,525	11,521,115	1,706,427	21,995,849
Repurchased	(1,469,098)	(21,361,007)	(2,162,705)	(29,968,890)	(2,123,035)	(26,722,222)
Net increase (decrease)	(1,169,275)	$(17,158,201)	(699,913)	$(9,515,972)	237,823	$3,473,972
Total net decrease	(55,985,121)	$(809,573,251)	(61,115,779)	$(845,403,537)	(36,314,929)	$(445,523,989)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	36

Multimanager Lifestyle Balanced Portfolio	Period Ended 8-31-25[1]		Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	3,166,329	$43,579,848	6,150,219	$81,987,939	8,032,989	$98,751,010
Distributions reinvested	774,009	10,676,104	3,212,142	43,206,841	6,579,760	82,627,011
Repurchased	(14,101,313)	(193,659,458)	(22,082,866)	(293,248,712)	(23,927,337)	(293,843,311)
Net decrease	(10,160,975)	$(139,403,506)	(12,720,505)	$(168,053,932)	(9,314,588)	$(112,465,290)
Class C shares
Sold	250,032	$3,417,600	304,152	$4,022,280	411,591	$5,020,762
Distributions reinvested	9,370	129,347	66,837	898,547	203,307	2,557,914
Repurchased	(879,037)	(12,003,778)	(1,783,209)	(23,626,782)	(3,224,550)	(39,571,627)
Net decrease	(619,635)	$(8,456,831)	(1,412,220)	$(18,705,955)	(2,609,652)	$(31,992,951)
Class I shares
Sold	834,210	$11,359,462	972,726	$12,788,481	888,660	$10,794,662
Distributions reinvested	15,151	207,038	54,352	724,089	111,466	1,384,521
Repurchased	(656,627)	(8,943,513)	(1,252,906)	(16,475,854)	(1,399,541)	(17,088,314)
Net increase (decrease)	192,734	$2,622,987	(225,828)	$(2,963,284)	(399,415)	$(4,909,131)
Class R2 shares
Sold	74,971	$1,015,530	125,224	$1,645,060	227,203	$2,776,813
Distributions reinvested	6,653	90,952	31,214	416,153	65,601	816,826
Repurchased	(313,078)	(4,282,376)	(564,929)	(7,556,840)	(399,501)	(4,783,192)
Net decrease	(231,454)	$(3,175,894)	(408,491)	$(5,495,627)	(106,697)	$(1,189,553)
Class R4 shares
Sold	11,751	$160,984	30,431	$404,663	37,464	$459,793
Distributions reinvested	1,848	25,381	9,824	131,641	19,480	243,571
Repurchased	(126,606)	(1,704,850)	(78,415)	(1,037,440)	(152,692)	(1,835,001)
Net decrease	(113,007)	$(1,518,485)	(38,160)	$(501,136)	(95,748)	$(1,131,637)
Class R5 shares
Sold	31,232	$429,199	62,272	$823,473	131,786	$1,598,035
Distributions reinvested	4,332	59,712	22,597	303,490	48,501	607,040
Repurchased	(250,715)	(3,401,501)	(273,920)	(3,707,259)	(477,145)	(5,802,926)
Net decrease	(215,151)	$(2,912,590)	(189,051)	$(2,580,296)	(296,858)	$(3,597,851)
Class R6 shares
Sold	1,814,535	$24,587,627	2,031,651	$26,913,221	3,163,237	$38,672,554
Distributions reinvested	74,997	1,023,510	258,425	3,440,212	458,996	5,692,387
Repurchased	(2,183,837)	(29,856,940)	(2,622,494)	(34,747,029)	(3,414,054)	(41,558,701)
Net increase (decrease)	(294,305)	$(4,245,803)	(332,418)	$(4,393,596)	208,179	$2,806,240
Class 1 shares
Sold	1,118,797	$15,186,147	1,803,688	$23,690,323	3,963,939	$48,139,221
Distributions reinvested	3,152,438	42,992,337	11,916,755	158,519,880	23,075,185	286,229,903
Repurchased	(42,569,996)	(579,027,322)	(59,349,178)	(782,325,123)	(56,841,245)	(689,025,375)
Net decrease	(38,298,761)	$(520,848,838)	(45,628,735)	$(600,114,920)	(29,802,121)	$(354,656,251)
Class 5 shares
Sold	197,254	$2,641,673	370,919	$4,876,072	340,442	$4,122,731
Distributions reinvested	99,566	1,359,417	354,119	4,714,451	643,598	7,989,750
Repurchased	(872,456)	(11,976,535)	(1,290,152)	(17,052,390)	(1,123,759)	(13,776,811)
Net decrease	(575,636)	$(7,975,445)	(565,114)	$(7,461,867)	(139,719)	$(1,664,330)
Total net decrease	(50,316,190)	$(685,914,405)	(61,520,522)	$(810,270,613)	(42,556,619)	$(508,800,754)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

37	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Moderate Portfolio	Period Ended 8-31-25[1]		Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	1,592,681	$19,881,094	3,506,560	$43,013,750	4,649,657	$53,581,921
Distributions reinvested	522,514	6,559,414	1,579,681	19,426,917	2,371,040	27,704,317
Repurchased	(5,498,427)	(68,741,764)	(10,490,706)	(128,166,542)	(10,782,528)	(124,071,089)
Net decrease	(3,383,232)	$(42,301,256)	(5,404,465)	$(65,725,875)	(3,761,831)	$(42,784,851)
Class C shares
Sold	93,253	$1,173,872	240,582	$2,937,387	232,283	$2,662,974
Distributions reinvested	11,791	149,098	47,454	587,140	93,791	1,104,970
Repurchased	(468,552)	(5,883,332)	(935,087)	(11,485,874)	(1,444,149)	(16,741,621)
Net decrease	(363,508)	$(4,560,362)	(647,051)	$(7,961,347)	(1,118,075)	$(12,973,677)
Class I shares
Sold	440,027	$5,454,653	993,599	$12,036,293	658,855	$7,526,062
Distributions reinvested	16,464	204,927	47,535	579,568	53,302	616,771
Repurchased	(331,889)	(4,112,982)	(807,165)	(9,871,455)	(797,808)	(9,103,601)
Net increase (decrease)	124,602	$1,546,598	233,969	$2,744,406	(85,651)	$(960,768)
Class R2 shares
Sold	27,145	$340,221	39,868	$483,239	56,488	$647,780
Distributions reinvested	6,049	75,628	18,658	228,395	27,532	320,465
Repurchased	(60,343)	(759,746)	(154,473)	(1,919,492)	(94,544)	(1,077,083)
Net decrease	(27,149)	$(343,897)	(95,947)	$(1,207,858)	(10,524)	$(108,838)
Class R4 shares
Sold	2,368	$29,352	10,217	$123,636	12,322	$141,677
Distributions reinvested	470	5,852	2,253	27,426	4,067	47,130
Repurchased	(22,712)	(275,701)	(43,152)	(529,143)	(25,289)	(290,140)
Net decrease	(19,874)	$(240,497)	(30,682)	$(378,081)	(8,900)	$(101,333)
Class R5 shares
Sold	83,329	$1,023,690	148,151	$1,805,314	386,914	$4,429,134
Distributions reinvested	11,842	147,507	33,223	405,113	48,702	564,310
Repurchased	(120,650)	(1,505,176)	(283,462)	(3,426,645)	(302,159)	(3,446,459)
Net increase (decrease)	(25,479)	$(333,979)	(102,088)	$(1,216,218)	133,457	$1,546,985
Class R6 shares
Sold	1,406,465	$17,361,157	1,092,783	$13,300,360	1,127,161	$12,854,741
Distributions reinvested	41,821	519,117	90,285	1,098,409	120,268	1,389,878
Repurchased	(734,972)	(9,087,210)	(1,158,973)	(14,063,628)	(807,065)	(9,164,546)
Net increase	713,314	$8,793,064	24,095	$335,141	440,364	$5,080,073
Class 1 shares
Sold	953,549	$11,783,115	2,420,703	$29,789,749	2,322,709	$26,482,459
Distributions reinvested	1,348,060	16,777,393	3,983,075	48,579,811	5,911,307	68,464,344
Repurchased	(13,208,753)	(164,285,460)	(19,003,849)	(229,978,639)	(17,740,092)	(202,417,316)
Net decrease	(10,907,144)	$(135,724,952)	(12,600,071)	$(151,609,079)	(9,506,076)	$(107,470,513)
Class 5 shares
Sold	160,337	$1,989,078	189,162	$2,263,592	144,271	$1,640,417
Distributions reinvested	56,674	703,512	158,430	1,927,507	225,769	2,608,012
Repurchased	(370,991)	(4,607,827)	(663,895)	(8,028,490)	(692,664)	(7,900,539)
Net decrease	(153,980)	$(1,915,237)	(316,303)	$(3,837,391)	(322,624)	$(3,652,110)
Total net decrease	(14,042,450)	$(175,080,518)	(18,938,543)	$(228,856,302)	(14,239,860)	$(161,425,032)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	38

Multimanager Lifestyle Conservative Portfolio	Period Ended 8-31-25[1]		Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	2,537,159	$30,147,327	5,329,076	$62,804,121	7,028,680	$79,156,047
Distributions reinvested	727,106	8,704,775	1,841,294	21,710,533	1,963,237	22,194,933
Repurchased	(6,759,588)	(80,736,158)	(13,146,794)	(154,655,074)	(13,905,209)	(156,434,281)
Net decrease	(3,495,323)	$(41,884,056)	(5,976,424)	$(70,140,420)	(4,913,292)	$(55,083,301)
Class C shares
Sold	102,749	$1,225,213	99,784	$1,170,560	126,719	$1,424,334
Distributions reinvested	15,509	185,711	45,952	541,629	63,369	716,646
Repurchased	(298,369)	(3,555,933)	(721,008)	(8,461,741)	(1,157,748)	(13,007,974)
Net decrease	(180,111)	$(2,145,009)	(575,272)	$(6,749,552)	(967,660)	$(10,866,994)
Class I shares
Sold	408,879	$4,899,006	369,386	$4,334,547	459,394	$5,160,983
Distributions reinvested	14,533	173,557	35,495	417,605	41,797	471,227
Repurchased	(333,449)	(3,977,730)	(517,183)	(6,073,348)	(961,934)	(10,831,502)
Net increase (decrease)	89,963	$1,094,833	(112,302)	$(1,321,196)	(460,743)	$(5,199,292)
Class R2 shares
Sold	19,081	$227,246	33,358	$390,768	51,517	$578,732
Distributions reinvested	6,582	78,642	17,123	201,480	19,433	219,295
Repurchased	(38,111)	(452,925)	(199,673)	(2,346,609)	(76,182)	(850,806)
Net decrease	(12,448)	$(147,037)	(149,192)	$(1,754,361)	(5,232)	$(52,779)
Class R4 shares
Sold	50,769	$618,168	34,567	$402,779	7,590	$85,752
Distributions reinvested	2,570	30,683	6,426	75,564	4,826	54,417
Repurchased	(21,205)	(252,943)	(3,106)	(37,077)	(49,991)	(553,790)
Net increase (decrease)	32,134	$395,908	37,887	$441,266	(37,575)	$(413,621)
Class R5 shares
Sold	9,416	$112,305	92,456	$1,094,792	60,425	$676,788
Distributions reinvested	1,706	20,370	4,767	56,236	6,329	71,331
Repurchased	(17,140)	(202,794)	(132,104)	(1,565,911)	(140,939)	(1,580,478)
Net decrease	(6,018)	$(70,119)	(34,881)	$(414,883)	(74,185)	$(832,359)
Class R6 shares
Sold	493,465	$5,868,527	1,198,596	$14,105,286	1,327,004	$14,887,263
Distributions reinvested	31,601	377,038	61,361	721,100	51,407	579,716
Repurchased	(505,316)	(6,012,410)	(1,088,569)	(12,757,953)	(551,916)	(6,181,530)
Net increase	19,750	$233,155	171,388	$2,068,433	826,495	$9,285,449
Class 1 shares
Sold	2,169,376	$25,825,530	3,524,993	$41,317,302	3,019,381	$33,752,855
Distributions reinvested	1,412,950	16,863,406	3,497,679	41,123,493	3,757,135	42,344,228
Repurchased	(8,621,102)	(102,736,385)	(15,214,866)	(178,662,228)	(17,345,811)	(194,696,314)
Net decrease	(5,038,776)	$(60,047,449)	(8,192,194)	$(96,221,433)	(10,569,295)	$(118,599,231)
Total net decrease	(8,590,829)	$(102,569,774)	(14,830,990)	$(174,092,146)	(16,201,487)	$(181,762,128)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	4%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
39	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Class	% by Class
Multimanager Lifestyle Growth Portfolio	Class R6	2%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the eight-month period ended August 31, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$5,680,508	$920,211,793	$22,770,143	$1,175,929,439
Multimanager Lifestyle Growth Portfolio	79,685,864	2,149,865,226	175,850,851	2,818,862,134
Multimanager Lifestyle Balanced Portfolio	130,582,129	1,439,469,218	266,976,729	1,971,388,974
Multimanager Lifestyle Moderate Portfolio	50,590,927	334,491,226	81,820,722	472,219,197
Multimanager Lifestyle Conservative Portfolio	59,485,248	186,879,344	70,228,284	272,237,570
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF II Mid Value Fund	17.0%
	JHF Diversified Real Assets Fund	16.1%
	JHF II Capital Appreciation Value	11.9%
	JHF Mid Cap Growth Fund	11.3%
	JHF Emerging Markets Equity Fund	11.2%
	JHF International Dynamic Growth Fund	8.6%
	JHF II International Strategic Equity Allocation Fund	7.0%
	JHF Small Cap Core Fund	6.6%
	JHF II Blue Chip Growth Fund	6.6%
	JHF Disciplined Value International Fund	5.3%
Multimanager Lifestyle Growth Portfolio
	JHF II Mid Value Fund	36.2%
	JHF Diversified Real Assets Fund	33.6%
	JHF II Global Equity Fund	31.8%
	JHF II Capital Appreciation Value	26.5%
	JHF Mid Cap Growth Fund	24.4%
	JHF Emerging Markets Equity Fund	21.5%
	JHF International Dynamic Growth Fund	18.4%
	JHF II International Strategic Equity Allocation Fund	15.9%
	JHF II Blue Chip Growth Fund	15.4%
	JHF Small Cap Core Fund	13.6%
	JHF Disciplined Value International Fund	12.6%
	JHF II Floating Rate Income Fund	12.6%
	JHF II Emerging Markets Debt Fund	12.1%
	JHF Short Duration Bond Fund	9.6%
	JHF Diversified Macro Fund	8.8%
	JHF II U.S. Sector Rotation Fund	8.4%
	JHF Fundamental Large Cap Core Fund	8.4%
	JHF High Yield Fund	7.4%
	JHF II Strategic Income Opportunities Fund	7.3%
	JHF III Disciplined Value Fund	5.2%
Multimanager Lifestyle Balanced Portfolio
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	40

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF II Multi-Asset High Income Fund	33.3%
	JHF II Capital Appreciation Value	29.1%
	JHF II Global Equity Fund	26.9%
	JHF II Mid Value Fund	23.8%
	JHF II Floating Rate Income Fund	22.3%
	JHF Diversified Real Assets Fund	22.1%
	JHF II Emerging Markets Debt Fund	21.1%
	JHF Short Duration Bond Fund	18.9%
	JHF II Core Bond Fund	16.5%
	JHF II Strategic Income Opportunities Fund	16.3%
	JHF Mid Cap Growth Fund	15.6%
	JHF High Yield Fund	13.1%
	JHF Emerging Markets Equity Fund	12.8%
	JHF International Dynamic Growth Fund	11.9%
	JHF Diversified Macro Fund	9.2%
	JHF II International Strategic Equity Allocation Fund	9.0%
	JHF II U.S. Sector Rotation Fund	8.8%
	JHF II Blue Chip Growth Fund	8.7%
	JHF Disciplined Value International Fund	8.0%
	JHF Small Cap Core Fund	7.7%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	28.3%
	JHF II Core Bond Fund	12.%9
	JHF II Floating Rate Income Fund	9.5%
	JHF II Emerging Markets Debt Fund	9.0%
	JHF Short Duration Bond Fund	8.7%
	JHF II Capital Appreciation Value	7.8%
	JHF II Global Equity Fund	6.9%
	JHF High Yield Fund	5.5%
	JHF II Strategic Income Opportunities Fund	5.5%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	28.3%
	JHF II Core Bond Fund	14.2%
	JHF II Floating Rate Income Fund	9.6%
	JHF Short Duration Bond Fund	9.3%
	JHF II Emerging Markets Debt Fund	9.0%
	JHF High Yield Fund	5.6%
	JHF II Strategic Income Opportunities Fund	5.0%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	5,647,154	$206,879,041	$150,304,494	$(22,404,783)	$6,091,545	$44,830,298	—	—	$385,700,595
Capital Appreciation	—	105,713,157	1,009,973	(99,954,151)	34,562,603	(41,331,582)	—	—	—
Capital Appreciation Value	13,719,118	80,374,600	56,032,565	(12,999,770)	(178,329)	11,767,054	—	—	134,996,120
Disciplined Value	17,150,321	143,928,656	244,202,514	(3,405,255)	186,274	44,874,851	—	—	429,787,040
Disciplined Value International	17,967,229	167,990,071	74,265,505	(3,701,243)	27,056	58,776,249	—	—	297,357,638
41	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	2,872,536	32,063,816	$1,077,577	$(7,018,903)	$(995,168)	$(682,042)	—	—	$24,445,280
Diversified Real Assets	9,506,725	146,076,529	—	(41,782,659)	5,704,822	13,778,862	—	—	123,777,554
Emerging Markets Debt	1,984,961	15,779,694	1,600,241	(2,040,064)	(18,784)	518,902	$636,223	—	15,839,989
Emerging Markets Equity	13,557,720	162,513,759	303,003	(34,674,783)	(608,750)	15,229,564	—	—	142,762,793
Equity Income	—	223,960,964	487,475	(227,087,247)	76,159,550	(73,520,742)	487,475	—	—
Financial Industries	—	28,201,083	—	(28,737,582)	5,584,330	(5,047,831)	—	—	—
Fundamental Large Cap Core	3,974,837	248,351,754	51,158,009	(14,530,122)	18,702	16,055,844	—	—	301,054,187
Global Equity	—	40,200,170	—	(40,513,657)	5,859,783	(5,546,296)	—	—	—
Global Thematic Opportunities	—	39,032,550	—	(39,993,279)	2,419,224	(1,458,495)	—	—	—
Health Sciences	—	30,311,434	—	(31,098,877)	(1,534,878)	2,322,321	—	—	—
High Yield	2,580,295	7,955,465	881,689	(981,766)	(78,556)	170,476	338,731	—	7,947,308
International Dynamic Growth	14,821,905	65,071,183	141,601,678	(2,247,050)	81,342	20,489,364	—	—	224,996,517
International Growth	—	90,834,485	—	(96,693,611)	24,983,804	(19,124,678)	—	—	—
International Small Company	—	85,490,055	—	(90,738,153)	22,394,055	(17,145,957)	—	—	—
International Strategic Equity Allocation	26,588,221	239,830,283	44,285,510	(24,646,577)	1,082,990	52,125,279	—	—	312,677,485
John Hancock Collateral Trust	123	2,856	17,354,553	(17,355,755)	(429)	—	3,090	—	1,225
Mid Cap Growth	7,265,158	169,813,582	7,377,743	(43,258,529)	1,541,968	6,922,336	—	—	142,397,100
Mid Value	14,296,384	234,292,503	815,280	(17,669,041)	236,603	7,778,631	—	—	225,453,976
Multifactor Emerging Markets ETF	2,200,513	56,439,391	16,962,349	(17,387,265)	919,864	9,026,038	618,634	—	65,960,377
Science & Technology	—	25,347,597	—	(23,913,217)	4,156,952	(5,591,332)	—	—	—
Short Duration Bond	5,801,240	53,857,270	25,261,624	(25,027,038)	49,834	564,004	1,970,387	—	54,705,694
Small Cap Core	8,397,580	127,293,238	47,650,864	(32,108,900)	(572,894)	(847,063)	—	—	141,415,245
Small Cap Dynamic Growth	—	65,422,549	—	(61,741,263)	9,385,929	(13,067,215)	—	—	—
Small Cap Value	—	72,678,818	7,504,810	(69,356,473)	2,315,901	(13,143,056)	44,780	$7,460,030	—
U.S. Sector Rotation	14,756,524	192,673,063	47,428,891	(60,214,812)	(538,768)	18,831,745	—	—	198,180,119
					$199,236,575	$127,555,529	$4,099,320	$7,460,030	$3,229,456,242
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	42

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	13,214,408	$444,590,792	$390,660,885	$(54,874,927)	$11,612,657	$110,554,670	—	—	$902,544,077
Bond	39,586,661	555,805,989	42,467,003	(71,581,763)	(12,601,228)	25,476,193	$16,502,409	—	539,566,194
Capital Appreciation	—	265,448,026	587,041	(249,459,250)	82,025,237	(98,601,054)	—	—	—
Capital Appreciation Value	30,603,542	355,090,130	7,739,329	(90,681,050)	(4,364,843)	33,355,290	—	—	301,138,856
Disciplined Value	38,336,848	321,880,662	556,264,726	(19,319,773)	4,118,505	97,777,297	—	—	960,721,417
Disciplined Value International	42,598,073	356,975,517	216,221,071	(2,618,784)	165,800	134,254,496	—	—	704,998,100
Diversified Macro	12,504,325	87,121,394	42,475,699	(15,959,803)	(2,356,890)	(4,868,594)	—	—	106,411,806
Diversified Real Assets	19,893,221	312,895,752	—	(95,572,978)	14,072,523	27,614,436	—	—	259,009,733
Emerging Markets Debt	17,363,290	147,647,599	5,635,680	(19,174,689)	(3,884,645)	8,335,109	5,635,596	—	138,559,054
Emerging Markets Equity	26,072,081	322,205,005	—	(76,973,072)	(1,974,181)	31,281,256	—	—	274,539,008
Equity Income	—	487,412,963	1,037,293	(494,597,854)	164,043,955	(157,896,357)	1,037,294	—	—
Financial Industries	—	67,572,077	—	(68,863,651)	13,669,108	(12,377,534)	—	—	—
Floating Rate Income	16,486,490	130,376,993	7,068,428	(10,939,863)	(257,033)	(1,116,065)	5,990,244	—	125,132,460
Fundamental Global Franchise	—	82,223,720	—	(83,432,530)	3,639,328	(2,430,518)	—	—	—
Fundamental Large Cap Core	6,892,904	431,525,492	91,667,655	(28,220,663)	998,146	26,097,887	—	—	522,068,517
Global Equity	17,752,616	150,798,551	84,157,549	(30,013,795)	4,493,667	23,833,407	—	—	233,269,379
Global Thematic Opportunities	—	80,245,122	—	(82,235,637)	5,198,445	(3,207,930)	—	—	—
Health Sciences	—	72,269,832	—	(74,132,335)	(2,779,894)	4,642,397	—	—	—
High Yield	35,133,736	111,793,926	4,785,015	(9,737,054)	(1,053,633)	2,423,652	4,712,175	—	108,211,906
International Dynamic Growth	31,780,374	108,921,714	332,411,078	—	—	41,093,287	—	—	482,426,079
International Growth	—	176,899,563	—	(188,208,635)	48,490,968	(37,181,896)	—	—	—
International Small Company	—	178,638,323	—	(189,601,474)	53,638,665	(42,675,514)	—	—	—
International Strategic Equity Allocation	59,985,313	518,641,495	116,294,314	(45,651,328)	1,136,885	115,005,911	—	—	705,427,277
John Hancock Collateral Trust	131	6,949	3,218,950	(3,224,582)	(6)	—	787	—	1,311
Mid Cap Growth	15,652,246	359,138,284	6,494,059	(77,601,213)	8,753,197	9,999,693	—	—	306,784,020
43	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	30,479,574	509,576,591	$5,785,481	$(52,169,580)	$1,064,185	$16,406,198	—	—	$480,662,875
Multifactor Emerging Markets ETF	4,211,013	178,633,866	235,045	(72,235,525)	4,580,733	15,010,996	$1,246,264	—	126,225,115
Science & Technology	—	58,910,269	—	(55,581,079)	10,512,324	(13,841,514)	—	—	—
Short Duration Bond	14,246,680	109,144,973	34,744,517	(10,805,981)	(22,731)	1,285,412	4,195,064	—	134,346,190
Small Cap Core	17,315,956	284,990,463	67,691,861	(56,996,432)	1,015,904	(5,101,091)	—	—	291,600,705
Small Cap Dynamic Growth	—	120,468,262	—	(114,191,445)	17,731,190	(24,008,007)	—	—	—
Small Cap Value	—	141,467,558	14,249,626	(135,198,441)	3,594,112	(24,112,855)	85,025	$14,164,601	—
Strategic Income Opportunities	19,030,279	214,632,704	6,081,196	(31,066,543)	(434,329)	6,227,933	5,360,670	—	195,440,961
U.S. Sector Rotation	30,860,991	468,184,210	115,110,677	(211,157,891)	11,388,524	30,937,589	—	—	414,463,109
					$436,214,645	$334,194,180	$44,765,528	$14,164,601	$8,313,548,149
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,498,905	$248,016,484	$232,944,785	$(37,262,359)	$9,008,791	$59,467,497	—	—	$512,175,198
Bond	51,346,913	723,147,542	31,967,814	(71,604,840)	(12,248,660)	28,596,574	$21,422,624	—	699,858,430
Capital Appreciation	—	139,724,929	866,582	(131,814,779)	54,526,222	(63,302,954)	—	—	—
Capital Appreciation Value	33,698,149	336,885,346	16,796,907	(53,134,304)	(1,507,212)	32,549,048	—	—	331,589,785
Core Bond	25,133,659	280,692,602	23,027,206	(34,269,925)	(4,244,463)	13,024,182	4,846,280	—	278,229,602
Disciplined Value	22,015,650	184,854,558	341,563,565	(34,046,104)	10,050,497	49,289,676	—	—	551,712,192
Disciplined Value International	26,968,198	262,403,797	101,249,395	(7,051,238)	(17,081)	89,738,798	—	—	446,323,671
Diversified Macro	13,067,589	76,222,414	57,936,037	(15,353,452)	(2,177,203)	(5,422,611)	—	—	111,205,185
Diversified Real Assets	13,052,988	207,226,643	611,268	(65,128,331)	9,320,163	17,920,156	—	—	169,949,899
Emerging Markets Debt	30,263,365	241,045,405	13,872,075	(21,102,120)	(4,371,814)	12,058,106	9,871,907	—	241,501,652
Emerging Markets Equity	15,577,490	182,543,591	2,182,775	(38,411,359)	2,442,490	15,273,470	—	—	164,030,967
Equity Income	—	276,449,717	552,386	(281,243,566)	114,480,345	(110,238,882)	552,387	—	—
Financial Industries	—	51,379,806	—	(52,366,497)	10,610,541	(9,623,850)	—	—	—
Floating Rate Income	29,183,642	228,035,868	13,042,942	(17,135,976)	(331,945)	(2,107,045)	10,603,757	—	221,503,844
Fundamental Global Franchise	—	66,641,210	—	(67,622,936)	3,208,284	(2,226,558)	—	—	—
Fundamental Large Cap Core	3,646,473	228,313,455	57,311,745	(23,464,935)	901,093	13,122,533	—	—	276,183,891
Global Equity	15,005,469	147,396,159	52,570,351	(26,690,787)	3,789,386	20,106,755	—	—	197,171,864
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	44

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	—	28,491,532	—	$(29,028,392)	$7,464,784	$(6,927,924)	—	—	—
Global Thematic Opportunities	—	35,160,252	—	(36,036,888)	2,548,426	(1,671,790)	—	—	—
Health Sciences	—	58,107,864	—	(59,643,948)	(3,207,629)	4,743,713	—	—	—
High Yield	61,778,249	195,540,757	$8,904,857	(16,543,913)	(1,860,054)	4,235,361	$8,304,908	—	$190,277,008
International Dynamic Growth	20,596,041	76,990,599	208,489,046	—	—	27,168,265	—	—	312,647,910
International Growth	—	132,938,499	—	(141,375,402)	36,425,997	(27,989,094)	—	—	—
International Small Company	—	83,742,262	—	(88,919,683)	26,588,424	(21,411,003)	—	—	—
International Strategic Equity Allocation	34,194,284	299,908,442	63,859,903	(27,768,119)	818,587	65,305,966	—	—	402,124,779
John Hancock Collateral Trust	130	21,115	3,934,520	(3,954,308)	(22)	—	833	—	1,305
Mid Cap Growth	9,994,520	215,162,651	11,589,687	(42,980,004)	8,693,644	3,426,620	—	—	195,892,598
Mid Value	20,051,199	328,736,326	9,399,128	(33,997,260)	887,068	11,182,153	—	—	316,207,415
Multi-Asset High Income	3,690,546	38,005,978	1,407,887	(3,862,289)	(88,944)	1,922,595	1,334,220	—	37,385,227
Multifactor Emerging Markets ETF	2,517,020	113,993,330	240,440	(50,526,687)	3,003,431	8,737,161	742,199	—	75,447,675
Science & Technology	—	44,123,293	—	(41,583,595)	7,688,076	(10,227,774)	—	—	—
Short Duration Bond	28,156,792	255,460,982	34,724,350	(27,131,884)	(2,011,162)	4,476,261	8,529,740	—	265,518,547
Small Cap Core	9,824,387	177,147,758	33,581,285	(41,071,926)	888,622	(5,103,059)	—	—	165,442,680
Small Cap Dynamic Growth	—	72,673,719	—	(69,136,463)	18,437,906	(21,975,162)	—	—	—
Small Cap Value	—	98,743,049	10,117,668	(94,311,665)	(1,926,965)	(12,622,087)	60,370	$10,057,298	—
Strategic Income Opportunities	42,432,493	460,191,585	14,006,909	(50,860,491)	(1,040,233)	13,483,931	11,509,252	—	435,781,701
U.S. Sector Rotation	32,247,532	429,853,959	96,652,232	(138,903,478)	12,319,161	33,162,484	—	—	433,084,358
					$309,068,551	$228,141,512	$77,778,477	$10,057,298	$7,031,247,383
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,149,574	$40,781,401	$37,334,703	$(10,104,504)	$2,237,020	$8,267,253	—	—	$78,515,873
Bond	19,473,196	278,778,569	8,894,649	(28,402,174)	(4,932,126)	11,080,748	$8,162,026	—	265,419,666
Capital Appreciation	—	23,367,184	261,348	(22,169,111)	8,014,514	(9,473,935)	—	—	—
Capital Appreciation Value	9,065,005	89,472,121	12,110,027	(21,033,666)	(60,239)	8,711,402	—	—	89,199,645
45	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond	19,641,212	229,130,820	$6,029,418	$(24,646,334)	$(3,791,719)	$10,706,032	$3,916,690	—	$217,428,217
Disciplined Value	3,925,209	35,821,732	65,097,201	(13,677,717)	727,231	10,397,297	—	—	98,365,744
Disciplined Value International	4,585,626	46,571,475	16,177,702	(2,305,551)	338,239	15,110,247	—	—	75,892,112
Diversified Macro	3,710,965	21,672,566	18,155,592	(6,084,529)	(440,425)	(1,722,889)	—	—	31,580,315
Diversified Real Assets	2,442,283	40,114,280	883,377	(14,750,442)	2,174,316	3,376,996	—	—	31,798,527
Emerging Markets Debt	12,830,815	104,415,742	4,344,342	(9,653,426)	(1,956,994)	5,240,242	4,228,370	—	102,389,906
Emerging Markets Equity	2,518,832	21,002,229	7,561,729	(4,856,567)	232,749	2,583,163	—	—	26,523,303
Equity Income	—	52,330,205	108,349	(53,195,641)	21,846,499	(21,089,412)	108,350	—	—
Floating Rate Income	12,425,992	97,299,730	5,368,513	(7,333,802)	(612,487)	(408,678)	4,552,346	—	94,313,276
Fundamental Global Franchise	—	21,329,958	230,361	(21,887,892)	1,125,165	(797,592)	—	—	—
Fundamental Large Cap Core	659,705	42,444,642	12,296,544	(7,047,837)	(216,622)	2,489,301	—	—	49,966,028
Global Equity	3,864,228	43,273,157	9,163,686	(7,927,026)	953,962	5,312,182	—	—	50,775,961
Global Shareholder Yield	—	12,350,249	—	(12,582,364)	5,228,903	(4,996,788)	—	—	—
High Yield	26,106,766	83,435,291	3,559,673	(7,621,108)	(832,725)	1,867,710	3,559,674	—	80,408,841
Infrastructure	—	8,246,024	—	(8,376,357)	2,686,537	(2,556,204)	—	—	—
International Dynamic Growth	4,012,884	—	56,883,474	(391,947)	2,853	4,421,194	—	—	60,915,574
International Growth	—	43,480,154	—	(46,257,336)	10,098,648	(7,321,466)	—	—	—
International Small Company	—	17,801,420	—	(18,901,387)	4,418,080	(3,318,113)	—	—	—
International Strategic Equity Allocation	6,353,443	62,012,698	5,974,734	(6,526,454)	532,762	12,722,745	—	—	74,716,485
John Hancock Collateral Trust	122	1,173	1,429,329	(1,429,265)	(14)	—	416	—	1,223
Mid Cap Growth	2,210,090	43,279,629	7,565,199	(10,326,713)	1,332,123	1,467,528	—	—	43,317,766
Mid Value	3,449,269	54,127,402	3,654,740	(5,502,821)	287,066	1,828,586	—	—	54,394,973
Multi-Asset High Income	3,132,941	32,433,964	1,140,977	(3,418,301)	(56,853)	1,636,904	1,140,976	—	31,736,691
Multifactor Emerging Markets ETF	409,188	21,086,414	311,978	(10,820,562)	353,239	1,334,341	113,962	—	12,265,410
Short Duration Bond	12,987,758	123,878,282	8,405,521	(10,966,593)	(753,691)	1,911,037	4,117,957	—	122,474,556
Small Cap Core	1,440,937	12,508,172	16,051,714	(4,488,969)	(264,685)	459,152	—	—	24,265,384
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	46

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	—	18,582,630	—	$(17,448,468)	$3,172,899	$(4,307,061)	—	—	—
Small Cap Value	—	20,531,470	$2,237,218	(19,546,318)	287,124	(3,509,494)	$13,349	$2,223,868	—
Strategic Income Opportunities	14,252,285	154,995,427	3,977,907	(16,842,871)	(281,493)	4,521,998	3,899,941	—	$146,370,968
U.S. Sector Rotation	7,087,608	82,792,782	20,710,553	(17,123,680)	223,925	8,583,000	—	—	95,186,580
					$52,073,781	$64,527,426	$33,814,057	$2,223,868	$1,958,223,024
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	272,962	$9,537,413	$9,922,775	$(3,444,986)	$234,285	$2,393,838	—	—	$18,643,325
Bond	20,703,191	290,249,834	9,659,009	(24,123,932)	(4,243,073)	10,642,655	$8,669,776	—	282,184,493
Capital Appreciation	—	5,369,234	97,631	(5,134,177)	53,889	(386,577)	—	—	—
Capital Appreciation Value	4,183,812	34,560,452	10,383,725	(7,638,872)	100,308	3,763,093	—	—	41,168,706
Core Bond	21,656,729	246,476,887	5,958,845	(20,135,442)	(3,250,808)	10,690,507	4,349,990	—	239,739,989
Disciplined Value	989,602	7,571,086	16,447,980	(1,827,324)	(74,723)	2,682,396	—	—	24,799,415
Disciplined Value International	1,315,875	15,961,406	5,315,933	(4,915,795)	716,691	4,699,492	—	—	21,777,727
Emerging Markets Debt	12,869,164	104,603,258	4,430,729	(9,624,541)	(1,594,104)	4,880,588	4,265,702	—	102,695,930
Emerging Markets Equity	594,436	16,011,209	752,392	(11,391,352)	768,550	118,611	—	—	6,259,410
Equity Income	—	12,211,998	20,695	(12,487,687)	5,821,943	(5,566,949)	20,695	—	—
Floating Rate Income	12,530,505	96,947,475	5,064,057	(5,883,238)	(494,845)	(526,919)	4,590,100	—	95,106,530
Fundamental Global Franchise	—	8,063,799	82,500	(8,269,827)	498,649	(375,121)	—	—	—
Fundamental Large Cap Core	308,605	8,425,747	17,875,384	(3,861,123)	(219,034)	1,152,735	—	—	23,373,709
Global Equity	1,658,663	13,557,854	9,408,913	(3,811,053)	450,301	2,188,817	—	—	21,794,832
Global Shareholder Yield	—	9,687,732	—	(9,846,225)	4,275,160	(4,116,667)	—	—	—
High Yield	26,266,579	83,509,946	3,637,373	(7,287,571)	(508,971)	1,550,286	3,591,153	—	80,901,063
Infrastructure	—	25,889,594	—	(26,252,061)	8,389,217	(8,026,750)	—	—	—
International Dynamic Growth	1,094,802	373,301	16,570,267	(1,799,419)	64,543	1,410,407	—	—	16,619,099
International Growth	—	13,889,659	58,459	(14,840,747)	2,853,642	(1,961,013)	—	—	—
International Strategic Equity Allocation	4,372,978	35,838,017	10,346,728	(2,628,675)	212,311	7,657,839	—	—	51,426,220
John Hancock Collateral Trust	122	3,237	1,793,118	(1,795,122)	(15)	—	375	—	1,218
47	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	855,858	17,000,173	$3,938,605	$(5,392,136)	$777,050	$451,134	—	—	$16,774,826
Mid Value	1,300,346	20,870,347	2,655,179	(3,859,585)	15,666	824,855	—	—	20,506,462
Multi-Asset High Income	3,131,876	32,386,186	1,144,491	(3,388,045)	(51,843)	1,635,118	$1,144,491	—	31,725,907
Short Duration Bond	13,920,204	138,322,868	4,973,823	(13,273,645)	(922,915)	2,167,395	4,541,147	—	131,267,526
Small Cap Core	887,153	—	16,371,743	(2,026,512)	(254,189)	848,620	—	—	14,939,662
Small Cap Dynamic Growth	—	14,005,110	—	(13,044,319)	1,433,090	(2,393,881)	—	—	—
Small Cap Value	—	15,223,696	1,760,883	(14,440,840)	(1,149,517)	(1,394,222)	10,507	$1,750,375	—
Strategic Income Opportunities	13,094,737	138,920,077	3,692,134	(11,983,220)	(201,526)	4,055,482	3,538,800	—	134,482,947
U.S. Sector Rotation	3,874,933	40,073,397	26,309,094	(19,625,222)	1,496,015	3,787,072	—	—	52,040,356
					$15,195,747	$42,852,841	$34,722,736	$1,750,375	$1,428,229,352
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio (five of the portfolios constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2025, the related statements of operations for the eight-month period ended August 31, 2025 and for the year ended December 31, 2024, the statements of changes in net assets for the eight-month period ended August 31, 2025 and for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for the eight-month period ended August 31, 2025 and for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2025, the results of each of their operations for the eight-month period ended August 31, 2025 and for the year ended December 31, 2024, the changes in each of their net assets for the eight-month period ended August 31, 2025 and for each of the two years in the period ended December 31, 2024 and each of the financial highlights for the eight-month period ended August 31, 2025 and for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
49	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2025.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$1,131,555	$518,987
Multimanager Lifestyle Growth Portfolio	2,279,564	1,045,520
Multimanager Lifestyle Balanced Portfolio	1,357,571	622,649
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	50

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780928	LSA 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 8, 2025